Schedule of Investments (unaudited)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$50	$34,911
5.40%, 10/01/48 (Call 04/01/48)	89	78,085
		112,996
Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	100	86,425
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	50	32,422
5.80%, 10/11/41(a)	50	48,808
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	52	35,678
3.55%, 03/01/38 (Call 09/01/37)	55	42,343
3.63%, 03/01/48 (Call 09/01/47)	100	68,870
3.65%, 03/01/47 (Call 09/01/46)	65	44,383
3.75%, 02/01/50 (Call 08/01/49)	140	101,743
3.83%, 03/01/59 (Call 09/01/58)	5	3,428
3.85%, 11/01/48 (Call 05/01/48)	90	65,157
3.90%, 05/01/49 (Call 11/01/48)	120	89,029
3.95%, 08/01/59 (Call 02/01/59)	55	39,145
5.71%, 05/01/40 (Call 11/01/39)	285	280,682
5.81%, 05/01/50 (Call 11/01/49)	575	560,661
5.88%, 02/15/40	40	39,687
5.93%, 05/01/60 (Call 11/01/59)	360	349,098
6.63%, 02/15/38	60	63,572
6.88%, 03/15/39	85	92,688
Bombardier Inc., 7.45%, 05/01/34(a)	55	62,051
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	31	24,319
4.25%, 04/01/40 (Call 10/01/39)	200	175,843
4.25%, 04/01/50 (Call 10/01/49)	80	68,942
Howmet Aerospace Inc., 5.95%, 02/01/37	70	68,832
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	55	51,694
5.05%, 04/27/45 (Call 10/27/44)	55	50,100
5.60%, 07/31/53 (Call 01/31/53)	15	14,874
6.15%, 12/15/40	65	67,063
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	70	46,051
3.60%, 03/01/35 (Call 09/01/34)	35	30,556
3.80%, 03/01/45 (Call 09/01/44)	170	137,050
4.07%, 12/15/42	105	89,416
4.09%, 09/15/52 (Call 03/15/52)	122	100,923
4.15%, 06/15/53 (Call 12/15/52)	135	112,170
4.30%, 06/15/62 (Call 12/15/61)	40	32,958
4.50%, 05/15/36 (Call 11/15/35)	141	132,504
4.70%, 05/15/46 (Call 11/15/45)	127	116,372
5.70%, 11/15/54 (Call 05/15/54)	135	141,621
5.72%, 06/01/40	110	114,105
5.90%, 11/15/63 (Call 05/15/63)	80	86,062
Series B, 6.15%, 09/01/36	125	134,999
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	27,335
4.03%, 10/15/47 (Call 04/15/47)	258	206,873
4.75%, 06/01/43	113	101,794
4.95%, 03/15/53 (Call 09/15/52)	120	110,474
5.05%, 11/15/40	55	51,413
5.15%, 05/01/40 (Call 11/01/39)	40	38,195
5.25%, 05/01/50 (Call 11/01/49)	100	96,397
Security	Par (000)	Value

Aerospace & Defense (continued)
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	$45	$27,369
3.03%, 03/15/52 (Call 09/15/51)	135	85,695
3.13%, 07/01/50 (Call 01/01/50)	160	104,814
3.75%, 11/01/46 (Call 05/01/46)	80	59,252
4.05%, 05/04/47 (Call 11/04/46)	55	42,974
4.15%, 05/15/45 (Call 11/16/44)	114	90,901
4.35%, 04/15/47 (Call 10/15/46)	100	81,506
4.45%, 11/16/38 (Call 05/16/38)	165	143,592
4.50%, 06/01/42	295	253,559
4.63%, 11/16/48 (Call 05/16/48)	170	145,649
4.70%, 12/15/41	55	47,748
4.80%, 12/15/43 (Call 06/15/43)	115	100,085
4.88%, 10/15/40	46	41,331
5.38%, 02/27/53 (Call 08/27/52)	145	138,580
5.40%, 05/01/35	15	14,850
5.70%, 04/15/40	10	9,864
6.05%, 06/01/36	90	93,141
6.13%, 07/15/38	40	41,542
6.40%, 03/15/54 (Call 09/15/53)	65	70,651
		6,127,908
Agriculture — 0.7%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	170	117,613
3.70%, 02/04/51 (Call 08/04/50)	110	73,442
3.88%, 09/16/46 (Call 03/16/46)	168	118,174
4.00%, 02/04/61 (Call 08/04/60)	110	75,806
4.25%, 08/09/42	83	63,679
4.45%, 05/06/50 (Call 11/06/49)	75	56,279
4.50%, 05/02/43	100	78,840
5.38%, 01/31/44(b)	160	154,751
5.80%, 02/14/39 (Call 08/14/38)	211	207,803
5.95%, 02/14/49 (Call 08/14/48)	260	253,129
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	120	74,808
3.75%, 09/15/47 (Call 03/15/47)	75	57,329
4.02%, 04/16/43	35	28,166
4.50%, 03/15/49 (Call 09/15/48)	70	61,147
4.54%, 03/26/42	2	1,762
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	115	81,266
3.98%, 09/25/50 (Call 03/25/50)	110	73,887
4.39%, 08/15/37 (Call 02/15/37)	255	205,799
4.54%, 08/15/47 (Call 02/15/47)	295	216,009
4.76%, 09/06/49 (Call 03/06/49)	70	52,287
5.28%, 04/02/50 (Call 02/02/49)	55	44,383
5.65%, 03/16/52 (Call 09/16/51)	35	30,097
7.08%, 08/02/43 (Call 02/02/43)	110	111,941
7.08%, 08/02/53 (Call 02/02/53)	95	96,248
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	85	57,572
3.88%, 05/23/49 (Call 11/23/48)(a)	40	30,566
4.38%, 04/22/52 (Call 10/22/51)(a)	45	38,156
4.76%, 11/23/45(a)	80	70,880
Philip Morris International Inc.
3.88%, 08/21/42	79	62,084
4.13%, 03/04/43	135	107,295
4.25%, 11/10/44	116	93,755
4.38%, 11/15/41	97	80,968
4.50%, 03/20/42	80	68,014
4.88%, 11/15/43	115	101,404

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
6.38%, 05/16/38	$95	$102,175
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	135	126,741
5.85%, 08/15/45 (Call 02/12/45)	230	202,957
6.15%, 09/15/43	10	9,349
7.25%, 06/15/37	81	85,013
		3,571,574
Airlines — 0.0%
American Airlines Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	38	30,724
British Airways Pass Through Trust, Class A, 2.90%, 09/15/36(a)(b)	94	78,018
United Airlines Pass Through Trust, 5.80%, 07/15/37	40	38,369
		147,111
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	110	86,806
3.38%, 11/01/46 (Call 05/01/46)	55	41,150
3.38%, 03/27/50 (Call 09/27/49)	205	156,708
3.63%, 05/01/43 (Call 11/01/42)	50	40,373
3.88%, 11/01/45 (Call 05/01/45)	80	66,309
		391,346
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(b)	15	9,168
4.88%, 10/01/43 (Call 04/01/43)	86	79,696
Ford Motor Co.
4.75%, 01/15/43	215	165,844
5.29%, 12/08/46 (Call 06/08/46)(b)	140	113,613
7.40%, 11/01/46	55	56,209
General Motors Co.
5.00%, 04/01/35	108	97,741
5.15%, 04/01/38 (Call 10/01/37)	115	101,882
5.20%, 04/01/45	100	84,494
5.40%, 04/01/48 (Call 10/01/47)	87	73,748
5.95%, 04/01/49 (Call 10/01/48)(b)	105	96,063
6.25%, 10/02/43	138	132,440
6.60%, 04/01/36 (Call 10/01/35)	118	121,039
6.75%, 04/01/46 (Call 10/01/45)	105	106,492
		1,238,429
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	115	69,180
4.15%, 05/01/52 (Call 11/01/51)	110	80,513
4.40%, 10/01/46 (Call 04/01/46)	25	18,789
5.40%, 03/15/49 (Call 09/15/48)(b)	70	61,132
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	36	27,836
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	9,711
5.25%, 05/15/49 (Call 11/15/48)	45	38,861
		306,022
Banks — 3.8%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(c)	534	362,384
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(c)	165	103,978
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(c)	305	200,102
Security	Par (000)	Value

Banks (continued)
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(c)	$170	$125,364
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(c)	115	90,335
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(c)	223	184,424
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(c)	650	514,766
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(c)	251	215,073
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(c)	236	195,803
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(c)	305	257,226
5.00%, 01/21/44	182	169,113
5.88%, 02/07/42	215	220,688
6.11%, 01/29/37	245	251,625
7.75%, 05/14/38	175	203,461
Series L, 4.75%, 04/21/45	50	43,267
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1-day SOFR + 1.650%)(c)	185	132,470
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(c)	200	138,062
4.95%, 01/10/47	215	187,972
5.25%, 08/17/45	115	103,589
BNP Paribas SA, 2.82%, 01/26/41(a)	100	64,459
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(c)	155	105,787
3.88%, 01/24/39 (Call 01/22/38),
(3-mo. SOFR + 1.430%)(c)	130	106,270
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(c)	120	99,243
4.65%, 07/30/45	97	83,079
4.65%, 07/23/48 (Call 06/23/48)	280	242,318
4.75%, 05/18/46	225	187,980
5.30%, 05/06/44	90	81,399
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(c)	157	149,119
5.88%, 01/30/42	80	81,427
6.13%, 08/25/36	190	193,058
6.68%, 09/13/43	105	111,223
8.13%, 07/15/39	201	247,536
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	133,305
3.74%, 09/12/39(a)	225	163,175
3.90%, 07/12/47(a)	100	79,981
Cooperatieve Rabobank UA
5.25%, 05/24/41	145	143,826
5.25%, 08/04/45	250	227,591
Fifth Third Bancorp., 8.25%, 03/01/38	132	146,930
Goldman Sachs Capital I, 6.35%, 02/15/34	20	20,075
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(c)	160	109,761
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(c)	225	162,066
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(c)	210	154,411

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(c)	$323	$267,302
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(c)	206	177,439
4.75%, 10/21/45 (Call 04/21/45)	232	206,901
4.80%, 07/08/44 (Call 01/08/44)	241	214,366
5.15%, 05/22/45	230	206,607
6.25%, 02/01/41	226	237,214
6.45%, 05/01/36	95	98,533
6.75%, 10/01/37	478	502,580
HSBC Holdings PLC
5.25%, 03/14/44	275	245,301
6.10%, 01/14/42	35	37,184
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(c)	430	436,801
6.50%, 05/02/36	200	201,399
6.50%, 09/15/37	260	260,171
6.80%, 06/01/38	95	95,471
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(c)	80	52,843
7.78%, 06/20/54 (Call 06/20/53),
(1-year CMT + 3.900%)(a)(c)	20	19,177
7.80%, 11/28/53(a)	200	202,588
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(c)	177	118,217
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(c)	230	168,326
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(c)	286	191,743
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(c)	150	109,674
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(c)	430	299,124
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(c)	217	182,181
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(c)	235	182,742
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(c)	370	293,130
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(c)	160	128,127
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(c)	145	120,310
4.85%, 02/01/44	25	23,250
4.95%, 06/01/45	220	199,474
5.40%, 01/06/42	125	123,970
5.50%, 10/15/40	106	105,786
5.60%, 07/15/41	179	181,123
5.63%, 08/16/43	180	178,782
6.40%, 05/15/38	253	278,255
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	295	166,722
0.00%, 06/29/37(d)	300	159,943
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(c)	20	12,799
4.34%, 01/09/48	200	145,776
5.30%, 12/01/45	210	182,089
Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	$50	$40,828
4.15%, 03/07/39(b)	116	99,198
4.29%, 07/26/38(b)	95	83,452
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(c)	265	165,173
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(c)	225	163,569
3.97%, 07/22/38 (Call 07/22/37)(c)	280	233,524
4.30%, 01/27/45	256	215,296
4.38%, 01/22/47	280	235,112
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(c)	142	124,123
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(c)	241	243,182
6.38%, 07/24/42	182	198,472
Regions Financial Corp., 7.38%, 12/10/37(b)	25	26,661
Societe Generale SA
3.63%, 03/01/41(a)	200	126,210
4.03%, 01/21/43 (Call 01/21/42),
(1-year CMT + 1.900%)(a)(c)	65	42,821
7.37%, 01/10/53(a)	70	67,408
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	178,110
Sumitomo Mitsui Financial Group Inc.
2.93%, 09/17/41	50	34,201
3.05%, 01/14/42	100	71,566
6.18%, 07/13/43	25	26,104
UBS Group AG
3.18%, 02/11/43 (Call 02/11/42),
(1-year CMT + 1.100%)(a)(c)	275	188,243
4.88%, 05/15/45	235	207,155
Wachovia Corp., 5.50%, 08/01/35	120	115,528
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(c)	275	196,936
3.90%, 05/01/45	215	166,164
4.40%, 06/14/46	170	132,463
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(c)	360	301,578
4.65%, 11/04/44	225	185,498
4.75%, 12/07/46	205	167,978
4.90%, 11/17/45	228	193,468
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(c)	605	539,170
5.38%, 02/07/35	115	113,387
5.38%, 11/02/43	191	173,242
5.61%, 01/15/44	265	246,534
5.95%, 12/01/86 (Call 12/15/36)	40	38,492
Wells Fargo Bank NA, 6.60%, 01/15/38	250	264,014
Westpac Banking Corp.
2.96%, 11/16/40	115	73,299
3.13%, 11/18/41	125	80,549
4.42%, 07/24/39	120	95,937
		19,661,786
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	578	550,863
4.90%, 02/01/46 (Call 08/01/45)	1,050	971,613

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	$15	$12,335
4.63%, 02/01/44	110	98,085
4.70%, 02/01/36 (Call 08/01/35)	150	142,721
4.90%, 02/01/46 (Call 08/01/45)	160	147,575
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40 (Call 12/01/39)	40	35,390
4.38%, 04/15/38 (Call 10/15/37)	195	176,490
4.44%, 10/06/48 (Call 04/06/48)	246	214,268
4.50%, 06/01/50 (Call 12/01/49)	115	101,172
4.60%, 04/15/48 (Call 10/15/47)	263	234,359
4.60%, 06/01/60 (Call 12/01/59)	90	77,466
4.75%, 04/15/58 (Call 10/15/57)	135	120,043
4.95%, 01/15/42	100	94,558
5.45%, 01/23/39 (Call 07/23/38)	240	240,725
5.55%, 01/23/49 (Call 07/23/48)	455	464,266
5.80%, 01/23/59 (Call 07/23/58)	205	214,248
8.20%, 01/15/39	135	171,029
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	65	55,422
4.50%, 07/15/45 (Call 01/15/45)	47	40,947
Coca-Cola Co. (The)
2.50%, 06/01/40	131	93,396
2.50%, 03/15/51	130	81,535
2.60%, 06/01/50	155	99,916
2.75%, 06/01/60	135	86,208
2.88%, 05/05/41	90	67,059
3.00%, 03/05/51	200	141,716
4.20%, 03/25/50	55	48,268
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	85	62,716
4.10%, 02/15/48 (Call 08/15/47)	55	43,273
4.50%, 05/09/47 (Call 11/09/46)	50	41,421
5.25%, 11/15/48 (Call 05/15/48)	40	37,155
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	75	61,104
5.88%, 09/30/36	45	47,297
Diageo Investment Corp.
4.25%, 05/11/42	47	40,055
7.45%, 04/15/35 (Call 04/15/24)	50	58,382
Heineken NV
4.00%, 10/01/42(a)	15	12,019
4.35%, 03/29/47 (Call 09/29/46)(a)	90	74,522
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	55	37,268
3.80%, 05/01/50 (Call 11/01/49)	110	81,706
4.42%, 12/15/46 (Call 06/15/46)	85	69,138
4.50%, 11/15/45 (Call 05/15/45)	45	37,813
4.50%, 04/15/52 (Call 10/15/51)	120	100,297
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	184	145,951
5.00%, 05/01/42	115	103,870
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	85	60,111
2.75%, 10/21/51 (Call 04/21/51)	100	65,547
2.88%, 10/15/49 (Call 04/15/49)	165	113,080
3.38%, 07/29/49 (Call 01/29/49)	47	35,172
3.45%, 10/06/46 (Call 04/06/46)	139	106,965
3.50%, 03/19/40 (Call 09/19/39)	30	24,343
3.63%, 03/19/50 (Call 09/19/49)	204	159,228
3.88%, 03/19/60 (Call 09/19/59)	70	55,107
Security	Par (000)	Value

Beverages (continued)
4.00%, 03/05/42	$90	$75,754
4.00%, 05/02/47 (Call 11/02/46)	110	92,321
4.20%, 07/18/52 (Call 01/18/52)	25	21,648
4.25%, 10/22/44 (Call 04/22/44)	5	4,268
4.45%, 04/14/46 (Call 10/14/45)	45	40,554
4.88%, 11/01/40	20	19,291
		6,709,049
Biotechnology — 0.9%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	117	69,644
2.80%, 08/15/41 (Call 02/15/41)	130	89,439
3.00%, 01/15/52 (Call 07/15/51)(b)	130	84,135
3.15%, 02/21/40 (Call 08/21/39)	165	121,761
3.38%, 02/21/50 (Call 08/21/49)	230	159,326
4.20%, 02/22/52 (Call 08/22/51)	115	90,723
4.40%, 05/01/45 (Call 11/01/44)	240	199,166
4.40%, 02/22/62 (Call 08/22/61)	115	90,455
4.56%, 06/15/48 (Call 12/15/47)	110	93,332
4.66%, 06/15/51 (Call 12/15/50)	346	295,625
4.88%, 03/01/53 (Call 09/01/52)	130	114,342
4.95%, 10/01/41	96	86,796
5.15%, 11/15/41 (Call 05/15/41)	76	70,304
5.60%, 03/02/43 (Call 09/02/42)	305	298,507
5.65%, 06/15/42 (Call 12/15/41)	50	48,776
5.65%, 03/02/53 (Call 09/02/52)	440	433,735
5.75%, 03/02/63 (Call 09/02/62)	290	284,128
6.38%, 06/01/37	82	87,100
6.40%, 02/01/39	50	53,179
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	125	80,659
3.25%, 02/15/51 (Call 08/15/50)	104	68,029
5.20%, 09/15/45 (Call 03/15/45)	125	114,595
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(a)	25	22,162
4.75%, 04/27/52 (Call 10/27/51)(a)	75	66,059
4.95%, 04/27/62 (Call 10/27/61)(a)	25	21,523
Gilead Sciences Inc.
2.80%, 10/01/50 (Call 04/01/50)	185	117,987
4.00%, 09/01/36 (Call 03/01/36)	165	144,762
4.15%, 03/01/47 (Call 09/01/46)	185	151,740
4.50%, 02/01/45 (Call 08/01/44)	215	186,628
4.60%, 09/01/35 (Call 03/01/35)	140	132,154
4.75%, 03/01/46 (Call 09/01/45)	308	277,348
4.80%, 04/01/44 (Call 10/01/43)	160	145,556
5.55%, 10/15/53 (Call 04/15/53)	60	60,570
5.65%, 12/01/41 (Call 06/01/41)	45	45,408
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	105	63,728
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	95	66,572
3.35%, 09/02/51 (Call 03/02/51)	70	43,819
3.55%, 09/02/50 (Call 03/02/50)	120	78,638
		4,658,410
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	135	101,089
3.58%, 04/05/50 (Call 10/05/49)	285	203,123
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	125	116,249
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	60	46,846

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	$75	$62,362
4.63%, 07/02/44 (Call 01/02/44)	30	25,221
4.95%, 07/02/64 (Call 01/02/64)(e)	53	44,536
5.13%, 09/14/45 (Call 03/14/45)	30	26,869
6.00%, 01/15/36	40	41,223
Lafarge SA, 7.13%, 07/15/36	25	27,369
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	70	47,010
4.25%, 12/15/47 (Call 06/15/47)	80	64,893
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	18,874
4.50%, 05/15/47 (Call 11/15/46)	62	48,933
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	102	80,993
4.40%, 01/30/48 (Call 07/30/47)	25	19,953
7.00%, 12/01/36	20	22,030
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	25	20,416
5.75%, 06/15/43	105	105,416
Trane Technologies Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	12,945
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	50	42,058
4.70%, 03/01/48 (Call 09/01/47)	30	25,894
		1,204,302
Chemicals — 1.0%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	90	63,887
2.80%, 05/15/50 (Call 11/15/49)	100	65,530
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	50	43,819
5.65%, 06/01/52 (Call 12/01/51)	60	50,940
Ashland Inc., 6.88%, 05/15/43 (Call 02/15/43)	30	28,728
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(f)	200	178,504
CF Industries Inc.
4.95%, 06/01/43	97	82,231
5.15%, 03/15/34	65	61,565
5.38%, 03/15/44	85	76,281
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	40	28,230
4.38%, 11/15/42 (Call 05/15/42)	77	62,775
4.63%, 10/01/44 (Call 04/01/44)	105	87,218
4.80%, 05/15/49 (Call 11/15/48)	95	79,954
5.25%, 11/15/41 (Call 05/15/41)	146	133,127
5.55%, 11/30/48 (Call 05/30/48)	95	89,806
6.90%, 05/15/53 (Call 11/15/52)	115	128,599
9.40%, 05/15/39	38	49,648
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	216	210,769
5.42%, 11/15/48 (Call 05/15/48)	200	194,929
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	89	72,300
4.80%, 09/01/42 (Call 03/01/42)	65	54,811
Ecolab Inc.
2.70%, 12/15/51 (Call 06/15/51)	190	118,805
2.75%, 08/18/55 (Call 02/18/55)	92	56,064
3.95%, 12/01/47 (Call 06/01/47)	50	40,373
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	55	39,873
Security	Par (000)	Value

Chemicals (continued)
6.38%, 05/18/53 (Call 11/18/52)	$60	$56,896
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(f)	200	138,735
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)	90	81,598
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	130	87,580
3.47%, 12/01/50 (Call 06/01/50)(a)	15	9,470
4.38%, 06/01/47 (Call 12/01/46)	140	100,817
5.00%, 09/26/48 (Call 03/26/48)	70	55,987
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	115	89,424
Lubrizol Corp. (The), 6.50%, 10/01/34	25	28,665
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	123	103,444
5.25%, 07/15/43	55	48,849
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	80	57,198
3.63%, 04/01/51 (Call 04/01/50)	126	84,629
3.80%, 10/01/60 (Call 04/01/60)	55	35,619
4.20%, 10/15/49 (Call 04/15/49)	85	62,736
4.20%, 05/01/50 (Call 11/01/49)	135	99,313
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	76	59,344
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	35	28,441
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	50	41,791
5.63%, 11/15/43 (Call 05/15/43)	70	63,759
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	22,278
4.13%, 03/15/35 (Call 09/15/34)	60	51,847
4.90%, 06/01/43 (Call 12/01/42)	40	34,658
5.00%, 04/01/49 (Call 10/01/48)	25	21,512
5.25%, 01/15/45 (Call 07/15/44)	70	62,903
5.63%, 12/01/40	41	38,880
5.80%, 03/27/53 (Call 09/27/52)	170	167,288
5.88%, 12/01/36	60	59,601
6.13%, 01/15/41 (Call 07/15/40)	25	25,093
OCP SA, 6.88%, 04/25/44(f)	200	181,273
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	163,840
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(b)	40	30,371
5.25%, 06/01/45 (Call 12/01/44)	45	39,320
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	65	40,261
3.30%, 05/15/50 (Call 11/15/49)	30	19,970
3.80%, 08/15/49 (Call 02/15/49)	80	59,048
4.00%, 12/15/42 (Call 06/15/42)	40	31,222
4.50%, 06/01/47 (Call 12/01/46)	115	97,229
4.55%, 08/01/45 (Call 02/01/45)	60	49,643
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51 (Call 03/10/51)(f)	200	124,372
Westlake Corp.
3.13%, 08/15/51 (Call 02/15/51)	115	70,037
4.38%, 11/15/47 (Call 05/15/47)	60	45,952
5.00%, 08/15/46 (Call 02/15/46)	101	84,617
		4,954,276
Coal — 0.0%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	21,642
5.40%, 02/01/43 (Call 08/01/42)	30	26,594
6.00%, 08/15/40 (Call 02/15/40)	75	72,258
6.13%, 10/01/35	70	69,777

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal (continued)
6.25%, 07/15/41 (Call 01/15/41)	$16	$15,671
		205,942
Commercial Services — 0.8%
American University (The), Series 2019, 3.67%, 04/01/49	20	15,227
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	75	45,068
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	9,527
4.32%, 08/01/45	75	65,007
4.70%, 11/01/2111	70	57,116
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	5	4,525
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	177,476
6.85%, 07/02/37(a)	200	210,977
Duke University
Series 2020, 2.68%, 10/01/44	90	62,699
Series 2020, 2.76%, 10/01/50	40	25,865
Series 2020, 2.83%, 10/01/55	50	31,332
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(b)	45	29,686
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	65	51,999
4.50%, 02/15/45 (Call 08/15/44)(a)	40	33,760
5.40%, 05/01/53 (Call 11/01/52)(a)	90	86,494
5.63%, 03/15/42(a)	10	9,747
6.70%, 06/01/34(a)	20	21,549
7.00%, 10/15/37(a)	195	216,559
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	70	41,803
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	28,694
George Washington University (The)
4.87%, 09/15/45	90	81,229
Series 2014, 4.30%, 09/15/44	75	62,301
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	20,423
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	28,796
Series B, 4.32%, 04/01/49 (Call 10/01/48)	116	96,582
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	65	47,537
5.95%, 08/15/52 (Call 02/15/52)	90	85,831
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	15	12,667
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	55	44,497
Series A, 2.81%, 01/01/60 (Call 07/01/59)	50	29,782
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	30	18,101
3.65%, 05/01/48 (Call 11/01/47)	100	78,929
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	95	65,712
3.89%, 07/01/2116	25	17,951
3.96%, 07/01/38	25	21,624
4.68%, 07/01/2114	30	25,956
5.60%, 07/01/2111(b)	30	31,272
Series F, 2.99%, 07/01/50 (Call 01/01/50)	145	99,310
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	60	34,791
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	65	39,861
3.25%, 05/20/50 (Call 11/20/49)	45	30,268
3.75%, 02/25/52 (Call 08/25/51)	55	41,254
Security	Par (000)	Value

Commercial Services (continued)
4.88%, 12/17/48 (Call 06/17/48)	$25	$22,191
5.25%, 07/15/44	51	48,308
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	30	19,320
Northwestern University
4.64%, 12/01/44	90	82,533
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	36,752
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	31,377
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	114	80,076
5.05%, 06/01/52 (Call 12/01/51)(b)	125	119,795
5.25%, 06/01/62 (Call 12/01/61)	40	37,319
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	70	43,704
3.15%, 07/15/46 (Call 01/15/46)	45	32,339
3.30%, 07/15/56 (Call 01/15/56)	45	31,719
4.88%, 10/15/40(b)	65	61,823
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	20	13,622
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	120	72,716
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	135	72,578
3.25%, 12/01/49 (Call 06/01/49)	111	77,933
3.70%, 03/01/52 (Call 09/01/51)	45	34,426
3.90%, 03/01/62 (Call 09/01/61)	10	7,677
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	30	20,745
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	85	68,903
Trustees of Princeton University (The)
5.70%, 03/01/39	95	99,875
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	110	69,854
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	9,814
4.67%, 09/01/2112	15	12,790
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	20	13,107
4.00%, 10/01/53 (Call 04/01/53)	140	114,491
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	10	7,036
Series C, 2.55%, 04/01/50 (Call 10/01/49)	10	6,191
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	90	68,239
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	71	52,992
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	105	67,228
3.03%, 10/01/39	120	92,714
5.25%, 10/01/2111(b)	50	47,038
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	105	84,969
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	15	9,867
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	35	24,777
5.50%, 06/15/45 (Call 12/15/44)	55	50,691
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	5	3,687
4.35%, 04/15/2122 (Call 10/15/2121)	5	3,888
William Marsh Rice University, 3.57%, 05/15/45	135	104,947
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	108	65,053
		4,264,888

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	$120	$84,361
2.40%, 08/20/50 (Call 02/20/50)	105	65,210
2.55%, 08/20/60 (Call 02/20/60)	240	149,538
2.65%, 05/11/50 (Call 11/11/49)	233	151,323
2.65%, 02/08/51 (Call 08/08/50)	375	242,041
2.70%, 08/05/51 (Call 02/05/51)	180	117,307
2.80%, 02/08/61 (Call 02/08/60)	205	130,624
2.85%, 08/05/61 (Call 02/05/61)	105	66,964
2.95%, 09/11/49 (Call 03/11/49)	185	129,295
3.45%, 02/09/45	160	126,978
3.75%, 09/12/47 (Call 03/12/47)	100	81,168
3.75%, 11/13/47 (Call 05/13/47)	115	93,634
3.85%, 05/04/43	305	260,297
3.85%, 08/04/46 (Call 02/04/46)	190	159,113
3.95%, 08/08/52 (Call 02/08/52)	220	182,954
4.10%, 08/08/62 (Call 02/08/62)	140	116,295
4.25%, 02/09/47 (Call 08/09/46)	80	71,745
4.38%, 05/13/45	221	200,450
4.45%, 05/06/44	55	51,122
4.50%, 02/23/36 (Call 08/23/35)(b)	200	198,037
4.65%, 02/23/46 (Call 08/23/45)	400	377,554
4.85%, 05/10/53 (Call 11/10/52)	130	125,918
Crane NXT Co.
4.20%, 03/15/48 (Call 09/15/47)	40	27,210
6.55%, 11/15/36	20	19,343
Dell Inc., 6.50%, 04/15/38	50	51,748
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	80	56,899
3.45%, 12/15/51 (Call 06/15/51)	135	89,969
8.10%, 07/15/36 (Call 01/15/36)	119	139,971
8.35%, 07/15/46 (Call 01/15/46)	68	83,835
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	78	82,072
6.35%, 10/15/45 (Call 04/15/45)	155	157,945
HP Inc., 6.00%, 09/15/41(b)	117	117,231
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	100	70,844
3.43%, 02/09/52 (Call 08/09/51)	100	69,468
4.00%, 06/20/42	195	161,159
4.15%, 05/15/39	150	129,096
4.25%, 05/15/49	130	107,456
4.70%, 02/19/46	180	158,529
4.90%, 07/27/52 (Call 01/27/52)	170	153,566
5.60%, 11/30/39	145	146,228
7.13%, 12/01/96	40	46,913
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	45	31,576
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	55	50,478
		5,133,464
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	75	60,972
4.00%, 08/15/45	60	51,485
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	106	71,287
4.15%, 03/15/47 (Call 09/15/46)	15	12,047
4.38%, 06/15/45 (Call 12/15/44)	40	33,441
5.15%, 05/15/53 (Call 11/15/52)	15	14,089
6.00%, 05/15/37	45	46,840
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Haleon U.S. Capital LLC, 4.00%, 03/24/52 (Call 09/24/51)	$115	$89,227
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)	185	176,879
5.10%, 03/22/43 (Call 09/22/42)(b)	105	102,348
5.20%, 03/22/63 (Call 09/22/62)	45	43,009
Procter & Gamble Co. (The)
3.55%, 03/25/40	70	59,184
3.60%, 03/25/50(b)	90	73,454
5.55%, 03/05/37	85	91,309
		925,571
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	30	23,320
4.20%, 05/15/47 (Call 11/15/46)	30	25,335
4.60%, 06/15/45 (Call 12/15/44)	125	112,290
		160,945
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.85%, 10/29/41 (Call 04/29/41)	155	115,753
American Express Co., 4.05%, 12/03/42	107	90,417
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)	5	3,241
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	25	14,277
2.85%, 08/05/51 (Call 02/05/51)(a)	105	61,048
3.20%, 01/30/52 (Call 07/30/51)(a)	40	24,963
3.50%, 09/10/49 (Call 03/10/49)(a)	50	33,142
4.00%, 10/02/47 (Call 04/02/47)(a)	60	42,609
4.45%, 07/15/45(a)	70	54,400
5.00%, 06/15/44(a)	55	46,693
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(a)	15	9,222
Brookfield Finance Inc.
3.63%, 02/15/52 (Call 08/15/51)	60	39,575
4.70%, 09/20/47 (Call 03/20/47)	118	95,027
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	90	57,875
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	125	69,511
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	172	173,608
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	25	14,609
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	145	100,991
3.00%, 06/15/50 (Call 12/15/49)	142	93,780
3.00%, 09/15/60 (Call 03/15/60)	95	58,498
4.25%, 09/21/48 (Call 03/21/48)	170	141,069
4.95%, 06/15/52 (Call 12/15/51)	175	161,798
5.20%, 06/15/62 (Call 01/15/62)	125	117,344
Invesco Finance PLC, 5.38%, 11/30/43	50	45,788
Jefferies Financial Group Inc., 6.25%, 01/15/36	105	106,956
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	75	67,833
Legg Mason Inc., 5.63%, 01/15/44	105	100,472
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	60	41,237
3.65%, 06/01/49 (Call 12/01/48)	95	75,184
3.80%, 11/21/46 (Call 05/21/46)	100	81,743
3.85%, 03/26/50 (Call 09/26/49)	190	155,259
3.95%, 02/26/48 (Call 08/26/47)	50	41,562

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	$130	$84,678
3.25%, 04/28/50 (Call 10/28/49)	115	75,213
3.95%, 03/07/52 (Call 09/07/51)	50	37,145
5.55%, 02/15/34 (Call 11/15/33)	160	159,987
5.95%, 08/15/53 (Call 02/15/53)	45	45,390
6.10%, 06/28/63 (Call 12/28/62)	15	15,248
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	80	60,990
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	50	35,266
4.95%, 07/15/46	105	91,047
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(b)	130	75,375
2.70%, 04/15/40 (Call 10/15/39)	127	93,581
3.65%, 09/15/47 (Call 03/15/47)	125	98,923
4.15%, 12/14/35 (Call 06/14/35)	215	202,294
4.30%, 12/14/45 (Call 06/14/45)	332	296,017
Voya Financial Inc.
4.80%, 06/15/46	15	12,050
5.70%, 07/15/43	60	54,710
Western Union Co. (The), 6.20%, 11/17/36	66	66,058
		3,839,456
Electric — 5.7%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(f)	200	153,914
Adani Transmission Ltd., 4.25%, 05/21/36(f)	157	118,401
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)	45	31,548
5.25%, 05/15/52 (Call 11/15/51)	60	53,855
Series H, 3.45%, 01/15/50 (Call 07/15/49)	30	20,090
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)(b)	5	3,303
3.75%, 12/01/47 (Call 06/01/47)	47	34,543
3.80%, 06/15/49 (Call 12/15/48)	65	47,987
4.00%, 12/01/46 (Call 06/01/46)	15	11,762
4.50%, 06/15/52 (Call 12/15/51)	30	25,061
5.40%, 03/15/53 (Call 09/15/52)	120	115,751
Series M, 3.65%, 04/01/50 (Call 10/01/49)	130	94,000
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	105	67,236
3.13%, 07/15/51 (Call 01/15/51)	55	35,695
3.45%, 10/01/49 (Call 04/01/49)	65	45,304
3.75%, 03/01/45 (Call 09/01/44)	100	75,676
4.15%, 08/15/44 (Call 02/15/44)	75	60,109
4.30%, 01/02/46 (Call 07/02/45)	30	24,228
6.00%, 03/01/39	75	75,865
Series A, 4.30%, 07/15/48 (Call 01/15/48)	47	37,597
Series B, 3.70%, 12/01/47 (Call 06/01/47)	95	69,983
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	18,897
3.25%, 03/15/50 (Call 09/15/49)	5	3,430
3.70%, 12/01/47 (Call 06/01/47)	40	30,352
4.15%, 03/15/46 (Call 09/15/45)	40	31,954
4.50%, 03/15/49 (Call 09/15/48)	25	21,542
5.90%, 12/01/52 (Call 06/01/52)	45	46,944
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	36,004
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	5	4,409
Security	Par (000)	Value

Electric (continued)
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	$30	$23,504
4.45%, 06/01/45 (Call 12/01/44)	25	19,746
7.00%, 04/01/38	91	99,471
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	70	54,979
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	75	49,458
3.50%, 12/01/49 (Call 06/01/49)	30	19,809
3.75%, 05/15/46 (Call 11/15/45)	75	53,184
4.20%, 08/15/48 (Call 02/15/48)	35	26,402
4.25%, 03/01/49 (Call 09/01/48)	15	11,281
4.35%, 11/15/45 (Call 05/15/45)	25	19,581
4.50%, 04/01/42 (Call 10/01/41)	76	62,215
5.05%, 09/01/41 (Call 03/01/41)	30	26,280
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	65	47,643
4.35%, 06/01/48 (Call 12/01/47)	55	43,188
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	5	3,150
3.20%, 09/15/49 (Call 03/15/49)	25	16,748
3.50%, 08/15/46 (Call 02/15/46)	25	17,701
3.75%, 08/15/47 (Call 02/15/47)	45	33,590
4.25%, 09/15/48 (Call 03/15/48)	10	8,011
4.55%, 06/01/52 (Call 12/01/51)	80	68,251
5.40%, 06/01/53 (Call 12/01/52)	45	43,194
6.35%, 10/01/36	80	84,204
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	30	23,736
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	130	80,776
3.80%, 07/15/48 (Call 01/15/48)	140	101,618
4.25%, 10/15/50 (Call 04/15/50)	125	96,804
4.45%, 01/15/49 (Call 07/15/48)	118	95,119
4.50%, 02/01/45 (Call 08/01/44)	138	117,048
4.60%, 05/01/53 (Call 11/01/52)	125	102,035
5.15%, 11/15/43 (Call 05/15/43)	35	32,096
5.95%, 05/15/37	105	106,399
6.13%, 04/01/36	206	212,181
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	35	24,373
4.20%, 09/15/46 (Call 03/15/46)	55	41,028
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	65	49,384
3.60%, 03/01/52 (Call 09/01/51)	10	7,268
3.95%, 03/01/48 (Call 09/01/47)	30	23,297
4.50%, 04/01/44 (Call 10/01/43)	115	97,889
5.30%, 04/01/53 (Call 10/01/52)	95	92,593
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	40	32,713
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	9,605
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	40	28,156
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	20	15,619
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	63	61,885
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	40	35,455
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(f)	200	128,793
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	75	48,257
3.65%, 06/15/46 (Call 12/15/45)	90	66,341

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 03/01/45 (Call 09/01/44)	$30	$22,634
4.00%, 03/01/48 (Call 09/01/47)	100	78,580
4.00%, 03/01/49 (Call 09/01/48)	40	31,226
4.35%, 11/15/45 (Call 05/15/45)	60	49,379
4.70%, 01/15/44 (Call 07/15/43)	45	39,160
5.90%, 03/15/36	85	87,991
6.45%, 01/15/38	30	31,831
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	95	71,219
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	205	136,711
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	65	39,045
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	55	41,288
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	35	27,691
4.30%, 04/15/44 (Call 10/15/43)	50	41,337
5.25%, 01/15/53 (Call 07/15/52)	55	52,167
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	12,178
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	20	13,103
3.60%, 06/15/61 (Call 12/15/60)	50	34,209
3.70%, 11/15/59 (Call 05/15/59)	65	44,299
3.85%, 06/15/46 (Call 12/15/45)	95	71,416
3.95%, 03/01/43 (Call 09/01/42)	140	110,886
4.45%, 03/15/44 (Call 09/15/43)	145	122,751
4.50%, 12/01/45 (Call 06/01/45)	110	91,430
4.50%, 05/15/58 (Call 11/15/57)	110	87,659
4.63%, 12/01/54 (Call 06/01/54)	55	45,952
5.90%, 11/15/53 (Call 05/15/53)	75	76,272
6.15%, 11/15/52 (Call 05/15/52)	115	120,822
Series 06-A, 5.85%, 03/15/36	100	101,145
Series 08-B, 6.75%, 04/01/38	35	38,160
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	120	90,417
Series A, 4.13%, 05/15/49 (Call 11/15/48)	120	92,918
Series C, 4.00%, 11/15/57 (Call 05/15/57)	60	44,725
Series C, 4.30%, 12/01/56 (Call 06/01/56)	75	57,908
Series E, 4.65%, 12/01/48 (Call 06/01/48)	55	46,413
Consorcio Transmantaro SA, 5.20%, 04/11/38 (Call 01/11/38)(f)	200	180,320
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	85	79,532
6.25%, 10/01/39	83	83,461
6.50%, 10/01/53 (Call 04/01/53)	65	68,034
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	25	13,762
3.10%, 08/15/50 (Call 02/15/50)	106	71,496
3.50%, 08/01/51 (Call 02/01/51)	105	75,609
3.75%, 02/15/50 (Call 08/15/49)	20	15,008
4.05%, 05/15/48 (Call 11/15/47)	90	71,757
4.20%, 09/01/52 (Call 03/01/52)	60	48,601
4.35%, 04/15/49 (Call 10/15/48)	60	50,161
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	35	25,354
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	15	12,381
4.85%, 08/15/52 (Call 02/15/52)	45	37,821
7.00%, 06/15/38	35	37,289
Series A, 4.60%, 03/15/49 (Call 09/15/48)	40	32,609
Series B, 5.95%, 06/15/35	120	120,847
Series C, 4.05%, 09/15/42 (Call 03/15/42)	50	38,062
Series C, 4.90%, 08/01/41 (Call 02/01/41)	50	43,358
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	65	55,767
Security	Par (000)	Value

Electric (continued)
5.10%, 06/01/65 (Call 12/01/64)	$35	$31,149
5.45%, 02/01/41 (Call 08/01/40)	35	33,423
6.05%, 01/15/38	66	68,288
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	40	25,753
3.70%, 03/15/45 (Call 09/15/44)	55	41,720
3.70%, 06/01/46 (Call 12/01/45)(b)	5	3,727
3.75%, 08/15/47 (Call 02/15/47)	100	74,787
3.95%, 03/01/49 (Call 09/01/48)	85	66,080
4.30%, 07/01/44 (Call 01/01/44)	30	24,931
5.40%, 04/01/53 (Call 10/01/52)	75	73,055
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	20,033
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	31,530
Series B, 3.25%, 04/01/51 (Call 10/01/50)	95	64,055
Series B, 3.65%, 03/01/52 (Call 09/01/51)	10	7,247
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	95	63,794
3.45%, 04/15/51 (Call 10/15/50)	15	10,441
3.55%, 03/15/52 (Call 09/15/51)	35	24,855
3.70%, 12/01/47 (Call 06/01/47)	45	32,939
3.75%, 06/01/45 (Call 12/01/44)	75	55,919
3.88%, 03/15/46 (Call 09/15/45)	80	60,504
3.95%, 03/15/48 (Call 09/15/47)	55	41,976
4.00%, 09/30/42 (Call 03/30/42)	100	80,039
4.25%, 12/15/41 (Call 06/15/41)	40	33,245
5.30%, 02/15/40	65	61,925
5.35%, 01/15/53 (Call 07/15/52)	90	85,254
5.40%, 01/15/54 (Call 07/15/53)	43	41,008
6.00%, 01/15/38	55	56,666
6.05%, 04/15/38	40	41,358
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	75	53,878
3.50%, 06/15/51 (Call 12/15/50)	70	47,690
3.75%, 09/01/46 (Call 03/01/46)	115	83,352
3.95%, 08/15/47 (Call 02/15/47)	160	118,499
4.20%, 06/15/49 (Call 12/15/48)	40	30,491
4.80%, 12/15/45 (Call 06/15/45)	65	55,522
5.00%, 08/15/52 (Call 02/15/52)	120	104,705
6.10%, 09/15/53 (Call 03/15/53)	85	86,490
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	45	28,660
3.40%, 10/01/46 (Call 04/01/46)	50	34,609
3.85%, 11/15/42 (Call 05/15/42)	50	38,800
4.20%, 07/15/48 (Call 01/15/48)	30	23,876
5.65%, 04/01/40	30	29,379
5.95%, 11/15/52 (Call 05/15/52)	40	41,102
6.20%, 11/15/53 (Call 05/15/53)	50	53,073
6.35%, 09/15/37	100	105,048
6.40%, 06/15/38	75	79,763
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	70	41,872
3.75%, 05/15/46 (Call 11/15/45)	40	29,678
5.40%, 04/01/53 (Call 10/01/52)	90	85,258
6.12%, 10/15/35	35	35,704
6.35%, 08/15/38	40	42,323
6.45%, 04/01/39	30	31,781
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	125	83,212
Duke Energy Ohio Inc.
4.30%, 02/01/49 (Call 08/01/48)	35	27,569
5.65%, 04/01/53 (Call 10/01/52)	35	34,240

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	$20	$11,474
2.90%, 08/15/51 (Call 02/15/51)	50	30,952
3.60%, 09/15/47 (Call 03/15/47)	90	64,617
3.70%, 10/15/46 (Call 04/15/46)	75	54,325
4.10%, 05/15/42 (Call 11/15/41)	65	52,740
4.10%, 03/15/43 (Call 09/15/42)	50	39,826
4.15%, 12/01/44 (Call 06/01/44)	65	51,528
4.20%, 08/15/45 (Call 02/15/45)	89	70,889
4.38%, 03/30/44 (Call 09/30/43)	55	45,391
5.35%, 03/15/53 (Call 09/15/52)	40	37,674
6.30%, 04/01/38	50	52,384
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	57,695
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	15	12,150
6.00%, 05/15/35	26	25,342
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	95	84,594
4.88%, 09/21/38 (Call 03/21/38)(a)	5	4,246
4.88%, 01/22/44(a)	90	73,931
4.95%, 10/13/45 (Call 04/13/45)(a)	145	118,923
5.00%, 09/21/48 (Call 03/21/48)(a)	90	72,837
5.25%, 10/13/55 (Call 04/13/55)(a)	25	19,942
5.60%, 01/27/40(a)	90	83,753
6.00%, 01/22/2114(a)	90	78,222
6.90%, 05/23/53 (Call 11/23/52)(a)	35	35,993
6.95%, 01/26/39(a)	355	378,803
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	57,669
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(a)	200	126,437
Enel Finance International NV
4.75%, 05/25/47(a)	85	68,719
5.50%, 06/15/52 (Call 12/15/51)(a)	195	171,107
6.00%, 10/07/39(a)	30	28,598
6.80%, 09/15/37(a)	185	192,156
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	55	31,639
3.35%, 06/15/52 (Call 12/15/51)	45	29,990
4.20%, 04/01/49 (Call 10/01/48)	70	55,173
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	115	80,299
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	60	36,758
3.10%, 06/15/41 (Call 12/15/40)	50	35,282
4.20%, 09/01/48 (Call 03/01/48)	130	101,500
4.20%, 04/01/50 (Call 10/01/49)	75	58,808
4.95%, 01/15/45 (Call 01/15/25)	110	95,055
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	17,707
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	80	55,866
4.50%, 03/30/39 (Call 09/30/38)	35	30,059
5.00%, 09/15/52 (Call 03/15/52)	40	35,245
5.80%, 09/01/53 (Call 03/01/53)	25	24,882
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	25	16,403
3.45%, 04/15/50 (Call 10/15/49)	10	6,817
4.10%, 04/01/43 (Call 10/01/42)	70	54,780
4.13%, 03/01/42 (Call 09/01/41)	61	48,633
4.25%, 12/01/45 (Call 06/01/45)	25	19,683
5.70%, 03/15/53 (Call 09/15/52)	60	58,242
Security	Par (000)	Value

Electric (continued)
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	$55	$43,341
5.30%, 10/01/41 (Call 04/01/41)	40	37,590
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	75	57,428
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	85	57,584
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	85	64,947
4.45%, 04/15/46 (Call 10/15/45)	50	40,688
4.70%, 04/15/50 (Call 10/15/49)	140	118,190
4.95%, 06/15/35 (Call 12/15/34)	35	32,272
5.10%, 06/15/45 (Call 12/15/44)	90	80,609
5.60%, 03/15/53 (Call 09/15/52)	115	110,249
5.63%, 06/15/35	75	74,362
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	40	37,442
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	95	62,735
Series C, 5.10%, 07/15/47 (Call 01/15/47)	75	64,807
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	75	60,661
5.45%, 07/15/44 (Call 01/15/44)(a)	55	49,223
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	110	70,181
3.15%, 10/01/49 (Call 04/01/49)	30	20,286
3.70%, 12/01/47 (Call 06/01/47)	130	98,239
3.80%, 12/15/42 (Call 06/15/42)	80	64,155
3.95%, 03/01/48 (Call 09/01/47)	110	87,361
3.99%, 03/01/49 (Call 09/01/48)	30	23,688
4.05%, 06/01/42 (Call 12/01/41)	60	49,515
4.05%, 10/01/44 (Call 04/01/44)	40	32,517
4.13%, 02/01/42 (Call 08/01/41)	105	88,731
4.13%, 06/01/48 (Call 12/01/47)	45	36,343
5.25%, 02/01/41 (Call 08/01/40)	60	57,893
5.30%, 04/01/53 (Call 10/01/52)	110	107,111
5.65%, 02/01/37	115	116,306
5.69%, 03/01/40	75	76,311
5.95%, 02/01/38	30	31,052
5.96%, 04/01/39	35	36,601
Georgia Power Co.
4.30%, 03/15/42	110	91,558
4.30%, 03/15/43	50	40,907
5.13%, 05/15/52 (Call 11/15/51)	60	55,112
Series 10-C, 4.75%, 09/01/40	60	52,681
Series A, 3.25%, 03/15/51 (Call 09/15/50)	90	59,875
Series B, 3.70%, 01/30/50 (Call 07/30/49)	120	87,402
Great River Energy
6.25%, 07/01/38(a)	82	84,321
7.23%, 07/01/38(a)	36	38,530
Iberdrola International BV, 6.75%, 07/15/36	45	49,054
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	70	66,886
5.80%, 04/01/54 (Call 10/01/53)	30	29,878
Series K, 4.20%, 03/01/48 (Call 09/01/47)	5	3,954
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	7,818
5.63%, 04/01/53 (Call 10/01/52)	135	131,841
Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	59,231
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	19,725
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(f)	200	145,281

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(f)	$200	$154,283
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	55	33,964
3.50%, 09/30/49 (Call 03/30/49)	25	17,196
6.25%, 07/15/39	40	40,608
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	10	9,144
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,348
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	35	23,471
4.38%, 10/01/45 (Call 04/01/45)	100	80,512
5.13%, 11/01/40 (Call 05/01/40)	100	90,842
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	65	51,295
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	5	3,545
5.90%, 11/15/39(a)	30	28,968
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	100	60,008
3.15%, 04/15/50 (Call 10/15/49)	65	43,093
3.65%, 08/01/48 (Call 02/01/48)	65	48,074
3.95%, 08/01/47 (Call 02/01/47)	145	112,714
4.25%, 05/01/46 (Call 11/01/45)	5	4,084
4.25%, 07/15/49 (Call 01/15/49)	95	77,154
4.80%, 09/15/43 (Call 03/15/43)	25	22,258
5.75%, 11/01/35	55	56,687
5.80%, 10/15/36	25	25,610
5.85%, 09/15/54 (Call 03/15/54)	5	5,135
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	163,230
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	90	72,110
Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	30,830
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	31,966
National Grid USA, 5.80%, 04/01/35	55	53,533
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	35	28,225
4.40%, 11/01/48 (Call 05/01/48)	10	8,104
Nevada Power Co.
6.00%, 03/15/54 (Call 09/15/53)	50	50,773
Series R, 6.75%, 07/01/37	40	43,330
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	10	5,850
3.80%, 12/05/47 (Call 06/05/47)(a)	104	76,719
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	35	21,627
5.25%, 02/28/53 (Call 08/28/52)	160	145,706
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	45	27,373
4.12%, 11/28/42(a)	25	19,322
4.28%, 10/01/34 (Call 04/01/34)(a)	15	13,113
5.78%, 09/16/52 (Call 03/16/52)(a)	85	80,908
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	100	59,538
2.90%, 03/01/50 (Call 09/01/49)	15	9,575
3.20%, 04/01/52 (Call 10/01/51)	130	86,488
3.40%, 08/15/42 (Call 02/15/42)	66	48,786
3.60%, 05/15/46 (Call 11/15/45)	70	51,274
3.60%, 09/15/47 (Call 03/15/47)	65	47,575
4.00%, 08/15/45 (Call 02/15/45)	15	11,564
4.13%, 05/15/44 (Call 11/15/43)	140	113,242
Security	Par (000)	Value

Electric (continued)
4.50%, 06/01/52 (Call 12/01/51)	$39	$32,956
5.10%, 05/15/53 (Call 11/15/52)	25	23,407
5.35%, 11/01/39	40	38,731
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	19,399
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	45	28,898
4.40%, 03/01/44 (Call 09/01/43)	75	62,976
4.55%, 06/01/52 (Call 12/01/51)	70	58,973
4.95%, 09/15/52 (Call 03/15/52)	15	13,478
5.50%, 03/15/40	10	9,469
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)	20	15,913
5.05%, 10/01/48 (Call 04/01/48)	15	12,779
5.38%, 11/01/40	150	135,368
5.95%, 11/01/39	47	45,595
6.20%, 12/01/53 (Call 06/01/53)(a)	50	50,328
Ohio Edison Co., 6.88%, 07/15/36	35	37,922
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	170	128,865
4.15%, 04/01/48 (Call 10/01/47)	60	46,567
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	15	11,063
4.15%, 04/01/47 (Call 10/01/46)	55	42,546
5.60%, 04/01/53 (Call 10/01/52)	55	53,198
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	50	29,779
3.10%, 09/15/49 (Call 03/15/49)	125	83,108
3.70%, 05/15/50 (Call 11/15/49)	45	33,390
3.75%, 04/01/45 (Call 10/01/44)	90	69,500
3.80%, 09/30/47 (Call 03/30/47)	85	63,639
3.80%, 06/01/49 (Call 12/01/48)	40	30,084
4.10%, 11/15/48 (Call 05/15/48)	70	55,408
4.55%, 12/01/41 (Call 06/01/41)	50	43,628
4.60%, 06/01/52 (Call 12/01/51)	30	25,711
4.95%, 09/15/52 (Call 03/15/52)	50	45,502
5.30%, 06/01/42 (Call 12/01/41)	40	39,561
7.50%, 09/01/38	35	40,891
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	155	105,974
3.50%, 08/01/50 (Call 02/01/50)	190	119,701
3.75%, 08/15/42 (Call 02/15/42)	45	30,949
3.95%, 12/01/47 (Call 06/01/47)	110	74,697
4.00%, 12/01/46 (Call 06/01/46)	5	3,405
4.20%, 06/01/41 (Call 12/01/40)	145	107,178
4.25%, 03/15/46 (Call 09/15/45)	15	10,643
4.30%, 03/15/45 (Call 09/15/44)	40	28,801
4.45%, 04/15/42 (Call 10/15/41)	20	15,071
4.50%, 07/01/40 (Call 01/01/40)	130	103,083
4.60%, 06/15/43 (Call 12/15/42)	25	18,773
4.75%, 02/15/44 (Call 08/15/43)	75	58,601
4.95%, 07/01/50 (Call 01/01/50)	320	254,967
5.25%, 03/01/52 (Call 09/01/51)	65	53,659
6.70%, 04/01/53 (Call 10/01/52)	130	131,335
6.75%, 01/15/53 (Call 07/15/52)	190	192,234
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	40	22,590
3.30%, 03/15/51 (Call 09/15/50)	90	55,112
4.10%, 02/01/42 (Call 08/01/41)	50	37,716
4.13%, 01/15/49 (Call 07/15/48)	60	42,913
4.15%, 02/15/50 (Call 08/15/49)	35	24,926
5.35%, 12/01/53 (Call 06/01/53)	90	76,202

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.50%, 05/15/54 (Call 11/15/53)	$90	$78,157
5.75%, 04/01/37	95	90,897
6.00%, 01/15/39	95	92,611
6.10%, 08/01/36	35	35,148
6.25%, 10/15/37	105	104,536
6.35%, 07/15/38	25	25,774
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	40	26,008
3.70%, 09/15/47 (Call 03/15/47)	85	63,958
3.90%, 03/01/48 (Call 09/01/47)	50	39,230
4.15%, 10/01/44 (Call 04/01/44)	50	40,493
4.60%, 05/15/52 (Call 11/15/51)	40	34,388
5.95%, 10/01/36	55	56,724
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	158,410
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.25%, 10/24/42(f)	200	173,259
6.15%, 05/21/48(f)	200	188,258
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	425	392,890
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	60	49,363
6.50%, 11/15/37	45	48,688
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	25	19,563
4.13%, 06/15/44 (Call 12/15/43)	40	32,354
4.75%, 07/15/43 (Call 01/15/43)	50	44,135
5.25%, 05/15/53 (Call 11/15/52)	120	114,536
6.25%, 05/15/39	10	10,686
Progress Energy Inc., 6.00%, 12/01/39	75	74,504
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	18,625
4.05%, 09/15/49 (Call 03/15/49)	45	34,073
4.10%, 06/15/48 (Call 12/15/47)	30	22,906
4.30%, 03/15/44 (Call 09/15/43)	25	20,278
4.50%, 06/01/52 (Call 12/01/51)	35	28,256
5.25%, 04/01/53 (Call 10/01/52)	150	138,538
6.50%, 08/01/38	30	31,805
Series 17, 6.25%, 09/01/37	111	114,860
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	19,651
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	25	14,585
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	55	40,334
5.15%, 01/15/53 (Call 07/15/52)	35	32,788
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51 (Call 02/15/51)	10	6,314
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	50	26,853
2.70%, 05/01/50 (Call 11/01/49)	25	15,428
3.20%, 08/01/49 (Call 02/01/49)	35	23,840
3.60%, 12/01/47 (Call 06/01/47)	75	55,764
3.80%, 03/01/46 (Call 09/01/45)	60	46,319
3.85%, 05/01/49 (Call 11/01/48)	40	30,929
3.95%, 05/01/42 (Call 11/01/41)	75	60,821
5.13%, 03/15/53 (Call 09/15/52)	145	138,508
5.80%, 05/01/37	30	30,298
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	75	48,859
4.22%, 06/15/48 (Call 12/15/47)	53	41,767
4.30%, 05/20/45 (Call 11/20/44)	30	23,884
5.64%, 04/15/41 (Call 10/15/40)	36	34,671
Security	Par (000)	Value

Electric (continued)
5.76%, 10/01/39	$35	$34,295
6.27%, 03/15/37	70	72,020
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	25	18,011
4.15%, 05/15/48 (Call 11/15/47)	70	55,610
4.50%, 08/15/40	65	56,201
5.35%, 04/01/53 (Call 10/01/52)	155	146,495
6.00%, 06/01/39	30	30,573
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	15	11,080
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	45	30,026
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	45	28,575
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	178,696
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	188,708
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	120	97,421
4.00%, 02/01/48 (Call 08/01/47)	81	61,776
6.00%, 10/15/39	90	89,530
Sierra Pacific Power Co., 5.90%, 03/15/54 (Call 09/15/53)(a)	85	83,879
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	35	23,557
3.65%, 02/01/50 (Call 08/01/49)	135	95,767
4.00%, 04/01/47 (Call 10/01/46)	140	106,913
4.05%, 03/15/42 (Call 09/15/41)	166	129,759
4.50%, 09/01/40 (Call 03/01/40)	40	33,468
4.65%, 10/01/43 (Call 04/01/43)	120	101,931
5.50%, 03/15/40	60	56,828
5.70%, 03/01/53 (Call 09/01/52)	60	58,160
5.88%, 12/01/53 (Call 06/01/53)	65	64,597
6.00%, 01/15/34	70	72,763
6.05%, 03/15/39	60	60,143
Series 05-E, 5.35%, 07/15/35	60	59,096
Series 06-E, 5.55%, 01/15/37	30	28,565
Series 08-A, 5.95%, 02/01/38	96	95,413
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	140	106,317
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	25	15,474
Series B, 4.88%, 03/01/49 (Call 09/01/48)	55	47,043
Series C, 3.60%, 02/01/45 (Call 08/01/44)	70	49,699
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	97,526
Series E, 5.45%, 06/01/52 (Call 12/01/51)	10	9,301
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	20,836
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	85	74,771
4.40%, 07/01/46 (Call 01/01/46)	110	90,385
5.70%, 03/15/34 (Call 09/15/33)	25	25,461
Southern Power Co.
5.15%, 09/15/41	55	48,721
Series F, 4.95%, 12/15/46 (Call 06/15/46)	35	29,292
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	35	21,937
6.20%, 03/15/40	30	30,101
Series J, 3.90%, 04/01/45 (Call 10/01/44)	135	97,822
Series L, 3.85%, 02/01/48 (Call 08/01/47)	35	24,563
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	70	46,609
3.70%, 08/15/47 (Call 02/15/47)	35	24,732
3.75%, 06/15/49 (Call 12/15/48)	40	28,331
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	105	66,995

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	$200	$185,592
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)(b)	54	35,885
3.63%, 06/15/50 (Call 12/15/49)	20	13,915
4.10%, 06/15/42 (Call 12/15/41)	35	27,873
4.30%, 06/15/48 (Call 12/15/47)	43	33,265
4.35%, 05/15/44 (Call 11/15/43)	29	22,829
4.45%, 06/15/49 (Call 12/15/48)	25	19,847
5.00%, 07/15/52 (Call 01/15/52)	30	26,419
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40(f)	183	155,236
Toledo Edison Co. (The), 6.15%, 05/15/37	26	26,592
TransAlta Corp., 6.50%, 03/15/40	35	33,185
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	50	45,056
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	12,761
4.00%, 06/15/50 (Call 12/15/49)	45	33,164
4.85%, 12/01/48 (Call 06/01/48)	30	25,366
5.50%, 04/15/53 (Call 10/15/52)	40	37,482
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	75	44,293
3.25%, 10/01/49 (Call 04/01/49)	30	19,578
3.65%, 04/15/45 (Call 10/15/44)	75	54,879
3.90%, 09/15/42 (Call 03/15/42)	50	38,597
4.00%, 04/01/48 (Call 10/01/47)	60	45,144
5.30%, 08/01/37	35	33,837
5.45%, 03/15/53 (Call 09/15/52)	100	96,209
8.45%, 03/15/39	26	32,392
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	155	87,254
2.95%, 11/15/51 (Call 05/15/51)	50	31,105
3.30%, 12/01/49 (Call 06/01/49)	105	70,710
4.00%, 01/15/43 (Call 07/15/42)	70	55,272
4.45%, 02/15/44 (Call 08/15/43)	115	95,150
4.60%, 12/01/48 (Call 06/01/48)	25	20,795
5.45%, 04/01/53 (Call 10/01/52)	120	113,915
6.35%, 11/30/37	5	5,232
8.88%, 11/15/38	40	51,965
Series A, 6.00%, 05/15/37	50	51,139
Series B, 3.80%, 09/15/47 (Call 03/15/47)	84	61,564
Series B, 4.20%, 05/15/45 (Call 11/15/44)	70	54,747
Series B, 6.00%, 01/15/36	55	56,384
Series C, 4.00%, 11/15/46 (Call 05/15/46)	25	19,045
Series C, 4.63%, 05/15/52 (Call 11/15/51)	90	75,434
Series D, 4.65%, 08/15/43 (Call 02/15/43)	110	93,717
Virginia Electric and Power Co., 5.70%, 08/15/53 (Call 02/15/53)	50	49,205
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)(b)	20	16,266
5.70%, 12/01/36	30	30,330
Wisconsin Power and Light Co., 6.38%, 08/15/37	65	67,859
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	25	15,257
3.30%, 09/01/49 (Call 03/01/49)	35	23,600
3.67%, 12/01/42	20	14,883
4.75%, 11/01/44 (Call 05/01/44)	70	60,510
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	35	24,030
6.50%, 07/01/36	35	37,209
		29,859,319

Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	$85	$52,978
2.80%, 12/21/51 (Call 06/21/51)	65	41,075
5.25%, 11/15/39	40	38,749
		132,802
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	39,764
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	95	66,470
3.81%, 11/21/47 (Call 05/21/47)	50	39,817
4.50%, 01/15/34 (Call 10/15/33)	60	57,586
5.38%, 03/01/41	40	40,221
5.70%, 03/15/36	75	78,155
5.70%, 03/15/37	81	84,384
Tyco Electronics Group SA, 7.13%, 10/01/37	60	67,524
		473,921
Energy - Alternate Sources — 0.1%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(f)	194	149,168
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	74	72,086
		221,254
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(f)	200	145,945
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(d)(f)	134	94,025
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	65	47,200
Mexico City Airport Trust
5.50%, 10/31/46(f)	200	155,922
5.50%, 07/31/47 (Call 01/31/47)(f)	200	156,075
		599,167
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	325	268,455
5.14%, 03/15/52 (Call 09/15/51)	425	339,657
5.39%, 03/15/62 (Call 09/15/61)	180	143,333
		751,445
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	65	43,951
5.00%, 04/01/34 (Call 01/01/34)	120	117,698
5.70%, 05/15/41 (Call 11/15/40)	50	50,435
6.20%, 03/01/40	25	26,370
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(b)	125	80,826
3.05%, 04/01/50 (Call 10/01/49)	60	39,903
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	25	15,093
2.95%, 06/01/41 (Call 12/01/40)	120	86,724
4.10%, 03/01/45 (Call 09/01/44)	50	41,599
4.15%, 07/15/49 (Call 01/15/49)	60	50,024
4.88%, 02/15/34 (Call 11/15/33)	110	107,929
		660,552
Food — 0.9%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	22,315
4.80%, 03/15/48 (Call 09/15/47)	75	63,393

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	$123	$111,994
5.40%, 11/01/48 (Call 05/01/48)	85	75,969
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	90	57,775
4.70%, 04/17/48 (Call 10/17/47)	5	4,356
5.40%, 06/15/40	120	113,442
Grupo Bimbo SAB de CV, 4.70%, 11/10/47(f)	200	165,070
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	50	31,541
3.13%, 11/15/49 (Call 05/15/49)	56	38,665
3.38%, 08/15/46 (Call 02/15/46)	5	3,631
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	60	39,925
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	10,267
J M Smucker Co. (The)
6.50%, 11/15/43 (Call 05/15/43)	40	41,747
6.50%, 11/15/53 (Call 05/15/53)	45	47,804
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(a)	50	50,407
7.25%, 11/15/53 (Call 05/15/53)(a)	60	60,701
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)	100	68,626
6.50%, 12/01/52 (Call 06/01/52)	185	172,359
JM Smucker Co. (The)
4.25%, 03/15/35	154	135,663
4.38%, 03/15/45	36	29,004
Kellogg Co., 4.50%, 04/01/46	45	37,358
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	47	45,853
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	285	232,451
4.63%, 10/01/39 (Call 04/01/39)	51	44,657
4.88%, 10/01/49 (Call 04/01/49)	135	118,517
5.00%, 07/15/35 (Call 01/15/35)	140	134,311
5.00%, 06/04/42	95	85,803
5.20%, 07/15/45 (Call 01/15/45)	180	164,648
5.50%, 06/01/50 (Call 12/01/49)	105	100,875
6.50%, 02/09/40	70	74,168
6.88%, 01/26/39	85	93,050
7.13%, 08/01/39(a)	100	110,711
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	21,933
3.95%, 01/15/50 (Call 07/15/49)	95	71,854
4.45%, 02/01/47 (Call 08/01/46)	100	81,944
4.65%, 01/15/48 (Call 07/15/47)	95	79,357
5.00%, 04/15/42 (Call 10/15/41)	15	13,099
5.15%, 08/01/43 (Call 02/01/43)	30	26,739
5.40%, 07/15/40 (Call 01/15/40)	15	13,833
5.40%, 01/15/49 (Call 07/15/48)	60	56,180
6.90%, 04/15/38	81	87,719
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	55	47,741
3.88%, 04/01/39 (Call 10/01/38)(a)	165	136,234
3.95%, 04/01/44 (Call 10/01/43)(a)	45	35,727
3.95%, 04/01/49 (Call 10/01/48)(a)	140	108,529
4.13%, 04/01/54 (Call 10/01/53)(a)	48	38,009
4.20%, 04/01/59 (Call 10/01/58)(a)	40	31,188
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)(b)	46	36,723

Security	Par (000)	Value

Food (continued)
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	$120	$73,447
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)	360	313,758
4.70%, 01/15/53 (Call 07/15/52)(a)	150	139,419
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	155	101,292
4.45%, 03/15/48 (Call 09/15/47)	65	53,100
4.50%, 04/01/46 (Call 10/01/45)	30	24,628
4.85%, 10/01/45 (Call 04/01/45)	43	36,991
5.38%, 09/21/35	5	4,918
6.60%, 04/01/50 (Call 10/01/49)	179	196,122
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	105	82,123
4.88%, 08/15/34 (Call 02/15/34)	10	9,319
5.10%, 09/28/48 (Call 03/28/48)	130	109,694
5.15%, 08/15/44 (Call 02/15/44)	80	68,782
		4,687,458
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (Call 05/02/47)	35	27,569
5.50%, 04/30/49 (Call 10/30/48)(f)	200	155,631
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	102	83,194
4.40%, 08/15/47 (Call 02/15/47)	99	79,614
4.80%, 06/15/44 (Call 12/15/43)	148	126,981
5.00%, 09/15/35 (Call 03/15/35)	30	28,890
6.00%, 11/15/41 (Call 05/15/41)	45	45,097
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(f)	200	200,165
		747,141
Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	75	47,019
3.38%, 09/15/49 (Call 03/15/49)	35	24,300
4.13%, 10/15/44 (Call 04/15/44)	40	33,555
4.13%, 03/15/49 (Call 09/15/48)	85	67,731
4.15%, 01/15/43 (Call 07/15/42)	35	29,295
4.30%, 10/01/48 (Call 04/01/48)	90	73,699
5.50%, 06/15/41 (Call 12/15/40)	40	39,022
5.75%, 10/15/52 (Call 04/15/52)	65	66,239
6.20%, 11/15/53 (Call 05/15/53)	20	21,594
Boston Gas Co.
4.49%, 02/15/42(a)	30	24,096
6.12%, 07/20/53 (Call 01/20/53)(a)	65	63,647
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	83	59,850
4.49%, 03/04/49 (Call 09/04/48)(a)	40	29,417
4.50%, 03/10/46 (Call 09/10/45)(a)	50	37,236
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	47,278
5.85%, 01/15/41 (Call 07/15/40)	60	59,690
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	25	14,939
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(a)	75	48,379
5.82%, 04/01/41(a)	60	55,436
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	85	63,958
4.38%, 05/15/47 (Call 11/15/46)	125	100,172

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.80%, 02/15/44 (Call 08/15/43)	$115	$98,765
5.00%, 06/15/52 (Call 12/15/51)	65	56,511
5.25%, 02/15/43 (Call 08/15/42)	10	9,052
5.65%, 02/01/45 (Call 08/01/44)	65	61,678
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	8,153
4.66%, 02/01/44 (Call 08/01/43)	105	88,726
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	50	32,245
3.64%, 11/01/46 (Call 05/01/46)	50	34,560
5.05%, 05/15/52 (Call 11/15/51)	95	82,716
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	80	60,227
5.13%, 11/15/40	5	4,617
5.75%, 06/01/53 (Call 12/01/52)	65	63,918
6.35%, 11/15/52 (Call 05/15/52)	60	64,167
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	95	73,679
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	5	3,984
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	25,998
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	40	28,811
4.40%, 06/01/43 (Call 12/01/42)	34	27,064
4.40%, 05/30/47 (Call 11/30/46)	155	121,910
5.88%, 03/15/41 (Call 09/15/40)	51	48,918
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	30	17,931
3.80%, 09/29/46 (Call 03/29/46)	20	14,007
4.15%, 06/01/49 (Call 12/01/48)	5	3,669
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	32	21,964
Series K, 3.80%, 09/15/46 (Call 03/15/46)	90	63,445
		2,123,267
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	35	24,106
4.10%, 03/01/48 (Call 09/01/47)	90	73,288
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	81	46,210
4.85%, 11/15/48 (Call 05/15/48)	50	42,000
5.20%, 09/01/40	45	41,013
		226,617
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	184	179,951
4.75%, 04/15/43 (Call 10/15/42)	90	86,295
4.90%, 11/30/46 (Call 05/30/46)	355	342,188
5.30%, 05/27/40	55	55,695
6.00%, 04/01/39	15	16,334
6.15%, 11/30/37	108	118,798
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(a)	50	37,160
5.75%, 12/06/52 (Call 06/06/52)(a)	10	10,014
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	90	56,657
3.50%, 08/15/46 (Call 02/15/46)	65	43,167
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	5	4,467
4.70%, 03/01/49 (Call 09/01/48)	89	78,914
6.50%, 11/15/35	27	29,251
7.38%, 01/15/40	40	45,743

Security	Par (000)	Value

Health Care - Products (continued)
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	$125	$77,023
2.80%, 12/10/51 (Call 06/10/51)	115	72,986
4.38%, 09/15/45 (Call 03/15/45)	20	17,326
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	85	65,746
3.40%, 11/15/49 (Call 05/15/49)	107	77,371
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	150	160,838
HCA Inc., 4.38%, 03/15/42 (Call 09/15/41)	25	19,797
Koninklijke Philips NV
5.00%, 03/15/42	45	38,521
6.88%, 03/11/38	30	31,659
Medtronic Inc.
4.38%, 03/15/35	335	313,797
4.63%, 03/15/45	174	158,273
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)	50	33,390
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(b)	15	9,794
4.10%, 04/01/43 (Call 10/01/42)	50	40,822
4.38%, 05/15/44 (Call 11/15/43)	70	59,221
4.63%, 03/15/46 (Call 09/15/45)	115	102,477
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	120	85,118
4.10%, 08/15/47 (Call 02/15/47)	121	100,569
5.30%, 02/01/44 (Call 08/01/43)	60	58,650
5.40%, 08/10/43 (Call 04/10/43)	20	19,995
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	50	40,629
5.75%, 11/30/39	45	43,587
		2,732,223
Health Care - Services — 2.1%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	30	18,644
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	35	24,022
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	47	33,482
4.27%, 08/15/48 (Call 02/15/48)	31	26,010
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	65	43,050
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	110	80,313
4.13%, 11/15/42 (Call 05/15/42)	60	46,801
4.50%, 05/15/42 (Call 11/15/41)	60	49,488
4.75%, 03/15/44 (Call 09/15/43)	40	33,638
6.63%, 06/15/36	71	76,394
6.75%, 12/15/37	45	48,175
AHS Hospital Corp.
5.02%, 07/01/45	30	27,555
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	55	33,249
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	5	3,040
Series 2019, 3.89%, 04/15/49	45	34,640
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	95	80,379
Ascension Health
3.95%, 11/15/46	95	75,132
4.85%, 11/15/53	97	87,928
Series B, 3.11%, 11/15/39 (Call 05/15/39)	20	14,817
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	25	17,124
2.91%, 01/01/51 (Call 07/01/50)	40	24,981

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	$35	$23,550
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	5	2,779
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	75	51,409
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	38,848
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	15	11,870
4.19%, 11/15/45 (Call 05/15/45)	70	57,994
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	100	63,271
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	55	35,393
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	10	6,474
Children's Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	60	34,656
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	30	24,561
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	55	33,372
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	50	42,379
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	10	5,950
City of Hope
Series 2013, 5.62%, 11/15/43	25	23,208
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	55	43,039
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	39,857
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	112	80,244
3.91%, 10/01/50 (Call 04/01/50)	40	28,730
4.19%, 10/01/49 (Call 04/01/49)	126	95,609
4.35%, 11/01/42	125	101,777
6.46%, 11/01/52 (Call 05/01/24)	15	15,921
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	35	24,666
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	50	34,120
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	45	33,356
Dignity Health, 4.50%, 11/01/42	20	16,099
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	80	63,242
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	100	66,506
3.60%, 03/15/51 (Call 09/15/50)	60	43,404
3.70%, 09/15/49 (Call 03/15/49)	85	62,448
4.38%, 12/01/47 (Call 06/01/47)	118	98,475
4.55%, 03/01/48 (Call 09/01/47)	85	72,412
4.63%, 05/15/42	95	83,121
4.65%, 01/15/43	130	113,641
4.65%, 08/15/44 (Call 02/15/44)	95	82,482
5.10%, 01/15/44	76	69,298
5.13%, 02/15/53 (Call 08/15/52)	120	111,372
5.85%, 01/15/36	50	50,770
5.95%, 12/15/34	10	10,270
6.10%, 10/15/52 (Call 04/15/52)	95	100,545
6.38%, 06/15/37	80	84,660
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	5	4,494

Security	Par (000)	Value

Health Care - Services (continued)
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	$60	$48,817
4.50%, 07/01/57 (Call 01/01/57)	55	45,879
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	15	10,000
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	53	33,325
Hartford HealthCare Corp., 3.45%, 07/01/54	20	13,308
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	120	78,350
4.63%, 03/15/52 (Call 09/15/51)	200	158,097
5.13%, 06/15/39 (Call 12/15/38)	150	134,541
5.25%, 06/15/49 (Call 12/15/48)	285	247,537
5.50%, 06/15/47 (Call 12/15/46)	225	202,279
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	90	59,420
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	5	3,790
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	65	49,437
4.63%, 12/01/42 (Call 06/01/42)	51	43,737
4.80%, 03/15/47 (Call 09/14/46)	70	60,337
4.95%, 10/01/44 (Call 04/01/44)	35	31,056
5.50%, 03/15/53 (Call 09/15/52)	90	86,501
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	55	46,252
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	80	64,080
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	35	22,095
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(b)	5	4,032
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	65	46,158
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	40	28,072
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	23,483
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	119	97,436
4.88%, 04/01/42	95	86,851
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	105	72,104
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	170	117,979
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	125	80,530
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	88	75,455
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	31,399
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	40	30,408
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	50	33,943
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	50	32,728
Mayo Clinic
3.77%, 11/15/43	50	40,407
Series 2013, 4.00%, 11/15/47	35	28,423
Series 2016, 4.13%, 11/15/52	30	24,989
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	115	73,968
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	60	48,757
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	45	31,402
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	45	31,640
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	85	68,121
5.00%, 07/01/42	60	55,766

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2015, 4.20%, 07/01/55	$5	$4,019
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	90	58,184
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	15	9,009
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	50	33,315
Montefiore Obligated Group
4.29%, 09/01/50	50	28,575
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	40	27,959
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	5	3,625
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	80	60,682
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	35	24,613
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	25	14,395
Nationwide Children's Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	5	4,385
New York and Presbyterian Hospital (The)
2.61%, 08/01/60 (Call 02/01/60)(b)	10	5,304
4.02%, 08/01/45	190	152,537
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	25	16,992
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	55	38,773
3.98%, 11/01/46 (Call 11/01/45)	55	41,345
4.26%, 11/01/47 (Call 11/01/46)	60	46,886
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	100	72,818
3.17%, 11/01/51 (Call 05/01/51)	80	51,654
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	55	45,522
4.78%, 07/01/44	55	48,851
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	50	34,075
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	6,830
4.09%, 10/01/48 (Call 04/01/48)	55	42,775
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	55	45,448
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	20	12,252
Piedmont Healthcare Inc., 2.86%, 01/01/52 (Call 07/01/51)	85	51,609
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	130	72,688
Series A, 3.93%, 10/01/48 (Call 04/01/48)	74	54,699
Series I, 3.74%, 10/01/47	20	14,183
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)(b)	55	47,055
Rady Children's Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	50	33,079
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)	200	124,189
4.00%, 11/28/44 (Call 05/28/44)(a)	30	24,928
7.00%, 03/01/39(a)	200	235,808
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	30	21,427
3.95%, 07/01/46 (Call 07/01/45)	40	30,977
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	55	33,393
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	5	3,152

Security	Par (000)	Value

Health Care - Services (continued)
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	$25	$14,972
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	5	3,283
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	88	66,914
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	100	98,403
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	111	87,597
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	55	37,633
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	10	5,592
4.33%, 11/15/55	40	33,336
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	65	62,486
6.02%, 11/15/48	40	30,002
Trinity Health Corp.
4.13%, 12/01/45	55	44,306
Series 2019, 3.43%, 12/01/48	60	43,466
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	15	10,116
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	50	35,768
2.90%, 05/15/50 (Call 11/15/49)	95	61,834
3.05%, 05/15/41 (Call 11/15/40)	110	81,277
3.25%, 05/15/51 (Call 11/15/50)	185	129,601
3.50%, 08/15/39 (Call 02/15/39)	55	44,159
3.70%, 08/15/49 (Call 02/15/49)	145	109,790
3.75%, 10/15/47 (Call 04/15/47)	82	63,551
3.88%, 08/15/59 (Call 02/15/59)	75	56,214
3.95%, 10/15/42 (Call 04/15/42)	130	106,171
4.20%, 01/15/47 (Call 07/15/46)	130	107,721
4.25%, 03/15/43 (Call 09/15/42)	58	49,932
4.25%, 04/15/47 (Call 10/15/46)	135	111,869
4.25%, 06/15/48 (Call 12/15/47)	90	75,008
4.38%, 03/15/42 (Call 09/15/41)	95	81,912
4.45%, 12/15/48 (Call 06/15/48)	100	86,296
4.63%, 07/15/35	170	163,379
4.63%, 11/15/41 (Call 05/15/41)	50	45,125
4.75%, 07/15/45	202	184,524
4.75%, 05/15/52 (Call 11/15/51)	230	206,994
4.95%, 05/15/62 (Call 11/15/61)	120	109,239
5.05%, 04/15/53 (Call 10/15/52)	240	227,547
5.20%, 04/15/63 (Call 10/15/62)	235	224,633
5.80%, 03/15/36	55	57,753
5.88%, 02/15/53 (Call 08/15/52)	220	233,909
5.95%, 02/15/41 (Call 08/15/40)	45	46,816
6.05%, 02/15/63 (Call 08/15/62)	190	205,410
6.50%, 06/15/37	95	105,875
6.63%, 11/15/37	100	112,537
6.88%, 02/15/38	55	63,958
UPMC, 5.38%, 05/15/43 (Call 11/15/42)	20	19,139
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	30	18,405
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	39	32,140
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	40	23,533
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	50	28,051
		11,094,209
Holding Companies - Diversified — 0.3%
Gaci First Investment Co.
4.88%, 02/14/35 (Call 11/14/34)(f)	200	186,922

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
5.13%, 02/14/53 (Call 08/14/52)(f)	$200	$167,073
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(a)	5	3,178
MDGH GMTN RSC Ltd.
3.40%, 06/07/51 (Call 12/07/50)(f)	200	135,491
3.70%, 11/07/49 (Call 05/07/49)(f)	400	291,956
3.95%, 05/21/50 (Call 11/21/49)(f)	200	151,689
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42(f)	200	166,283
Temasek Financial I Ltd.
2.50%, 10/06/70 (Call 04/06/70)(a)	250	143,243
5.38%, 11/23/39(a)	250	264,692
		1,510,527
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	25	14,788
6.00%, 01/15/43 (Call 10/15/42)	75	65,737
PulteGroup Inc., 6.00%, 02/15/35	45	44,893
		125,418
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	25	16,412
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	66	51,868
4.60%, 05/15/50 (Call 11/15/49)	55	42,963
		111,243
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	85	66,149
5.00%, 06/15/52 (Call 12/15/51)	25	23,237
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	100	71,105
3.90%, 05/04/47 (Call 11/04/46)	50	39,400
5.30%, 03/01/41	30	29,418
6.63%, 08/01/37	100	113,443
SC Johnson & Son Inc., 4.80%, 09/01/40(a)	50	43,633
		386,385
Housewares — 0.0%
Newell Brands Inc.
6.38%, 04/01/36 (Call 10/01/35)	45	39,737
6.50%, 04/01/46 (Call 10/01/45)	70	56,035
		95,772
Insurance — 2.3%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	110	96,554
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	215	152,541
4.50%, 03/16/46 (Call 09/16/45)(a)	105	88,914
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	60	41,094
4.90%, 09/15/44 (Call 03/15/44)	15	13,505
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	55	40,799
4.20%, 12/15/46 (Call 06/15/46)	70	55,329
4.50%, 06/15/43	60	49,886
5.55%, 05/09/35	50	49,756
5.95%, 04/01/36	75	76,406
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(c)	55	50,633
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	50	39,361
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	5	4,297
4.38%, 06/30/50 (Call 12/30/49)	100	80,611

Security	Par (000)	Value

Insurance (continued)
4.50%, 07/16/44 (Call 01/16/44)	$135	$112,868
4.75%, 04/01/48 (Call 10/01/47)	150	130,175
4.80%, 07/10/45 (Call 01/10/45)	95	82,077
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	72	40,919
Aon Corp., 6.25%, 09/30/40	30	30,900
Aon Global Ltd.
2.90%, 08/23/51 (Call 02/23/51)	75	46,068
3.90%, 02/28/52 (Call 08/28/51)	100	75,043
4.60%, 06/14/44 (Call 03/14/44)	60	50,638
4.75%, 05/15/45 (Call 11/15/44)	64	55,297
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	40	34,754
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	125	88,419
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	48,886
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	50	30,068
3.50%, 05/20/51 (Call 11/20/50)	50	34,346
5.75%, 03/02/53 (Call 09/02/52)	107	103,652
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36), (1-mo. LIBOR US + 2.215%)(a)(c)	10	8,705
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	50	32,009
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	15	9,389
3.95%, 05/25/51 (Call 11/25/50)	100	69,711
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	70	42,709
2.85%, 10/15/50 (Call 04/15/50)	180	117,610
3.85%, 03/15/52 (Call 09/15/51)	325	254,189
4.20%, 08/15/48 (Call 02/15/48)	203	173,646
4.25%, 01/15/49 (Call 07/15/48)	231	199,342
4.30%, 05/15/43	50	44,763
4.40%, 05/15/42	100	91,480
5.75%, 01/15/40	58	62,392
Berkshire Hathaway Inc., 4.50%, 02/11/43	122	114,282
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	30	18,327
4.70%, 06/22/47 (Call 12/22/46)	104	75,555
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	85	70,669
Chubb Corp. (The)
6.00%, 05/11/37	26	27,344
Series 1, 6.50%, 05/15/38	55	60,595
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	50	33,187
3.05%, 12/15/61 (Call 06/15/61)	125	81,130
4.15%, 03/13/43	25	21,041
4.35%, 11/03/45 (Call 05/03/45)	185	160,686
6.70%, 05/15/36	25	27,769
Cincinnati Financial Corp., 6.13%, 11/01/34	5	5,032
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)	65	52,183
4.40%, 04/05/52 (Call 10/05/51)	110	85,744
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)	40	24,921
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	75	65,628
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	110	69,255

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.50%, 10/15/50 (Call 04/15/50)	$110	$74,330
4.87%, 06/01/44	15	12,830
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(c)	45	37,073
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 3.231%)(a)(c)	75	55,277
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	50	28,958
Genworth Holdings Inc., 6.50%, 06/15/34	32	29,034
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	85	71,265
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	55	43,186
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	25	15,649
4.85%, 01/24/77(a)	85	66,387
4.88%, 06/19/64(a)	55	45,116
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	15	9,259
3.60%, 08/19/49 (Call 02/19/49)	15	10,655
4.30%, 04/15/43	40	31,969
4.40%, 03/15/48 (Call 09/15/47)	80	65,241
5.95%, 10/15/36	40	40,741
6.10%, 10/01/41	105	105,924
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	110	85,901
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)	75	51,271
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	40	25,432
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	150	105,219
3.95%, 05/15/60 (Call 11/15/59)(a)	70	46,056
4.30%, 02/01/61 (Call 02/03/26)(a)	85	48,728
5.50%, 06/15/52 (Call 12/15/51)(a)	30	26,255
7.80%, 03/07/87(a)	45	43,867
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	50	36,174
4.38%, 06/15/50 (Call 12/15/49)(b)	30	21,604
7.00%, 06/15/40	70	72,752
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	75	61,205
6.00%, 02/01/35	10	10,352
Manulife Financial Corp., 5.38%, 03/04/46	80	76,771
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	55	36,362
4.15%, 09/17/50 (Call 03/17/50)	26	19,379
4.30%, 11/01/47 (Call 05/01/47)	30	22,969
5.00%, 04/05/46	85	72,253
5.00%, 05/20/49 (Call 11/20/48)	60	51,268
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	69,049
4.35%, 01/30/47 (Call 07/30/46)	50	41,932
4.75%, 03/15/39 (Call 09/15/38)	85	78,329
4.90%, 03/15/49 (Call 09/15/48)	125	113,556
5.45%, 03/15/53 (Call 09/15/52)	75	73,228
5.70%, 09/15/53 (Call 03/15/53)	120	122,296
6.25%, 11/01/52 (Call 05/01/52)	25	27,067
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	20,229
3.73%, 10/15/70(a)	81	51,478

Security	Par (000)	Value

Insurance (continued)
4.90%, 04/01/77(a)	$125	$98,543
5.67%, 12/01/52 (Call 06/01/52)(a)	100	96,225
MetLife Inc.
4.05%, 03/01/45	100	80,873
4.13%, 08/13/42	71	58,336
4.60%, 05/13/46 (Call 11/13/45)	95	83,049
4.72%, 12/15/44	55	47,868
4.88%, 11/13/43	91	82,554
5.00%, 07/15/52 (Call 01/15/52)	125	114,122
5.25%, 01/15/54 (Call 07/15/53)	115	108,551
5.70%, 06/15/35	140	143,205
6.38%, 06/15/34	170	182,938
6.40%, 12/15/66 (Call 12/15/31)	230	226,653
9.25%, 04/08/68 (Call 04/08/33)(a)	5	5,550
10.75%, 08/01/69 (Call 08/01/34)	31	40,460
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	140	101,997
5.30%, 11/18/44(a)(b)	40	33,664
6.75%, 05/15/87	5	4,610
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	170	125,102
9.38%, 08/15/39(a)	95	119,668
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	135	98,732
4.45%, 05/15/69 (Call 11/15/68)(a)	30	23,408
6.75%, 11/15/39(a)	185	202,134
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	100	67,554
3.63%, 09/30/59 (Call 03/30/59)(a)	105	71,066
3.85%, 09/30/47 (Call 03/30/47)(a)	155	115,909
6.06%, 03/30/40(a)	120	121,226
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	95	64,941
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(c)	180	132,144
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)	25	16,686
5.40%, 09/15/52 (Call 03/15/52)(a)	100	92,812
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	55	34,281
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	120	101,600
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	7,822
4.35%, 05/15/43(b)	31	25,293
4.63%, 09/15/42	25	21,039
5.50%, 03/15/53 (Call 09/15/52)	10	9,243
6.05%, 10/15/36	35	35,976
Progressive Corp. (The)
3.70%, 03/15/52 (Call 09/15/51)	65	48,441
3.95%, 03/26/50 (Call 09/26/49)	50	39,025
4.13%, 04/15/47 (Call 10/15/46)	52	42,488
4.20%, 03/15/48 (Call 09/15/47)	50	41,166
4.35%, 04/25/44	45	37,333
Provident Financing Trust I, 7.41%, 03/15/38	25	25,048
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	95	69,276
3.70%, 03/13/51 (Call 09/13/50)	195	143,198
3.91%, 12/07/47 (Call 06/07/47)	80	60,996
3.94%, 12/07/49 (Call 06/07/49)	100	75,793
4.35%, 02/25/50 (Call 08/25/49)	105	85,296
4.42%, 03/27/48 (Call 09/27/47)	55	45,148

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.60%, 05/15/44	$63	$54,247
5.70%, 12/14/36	132	136,656
6.63%, 12/01/37	40	43,878
6.63%, 06/21/40	55	59,066
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	26,459
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	50	44,856
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	185	122,953
4.27%, 05/15/47 (Call 11/15/46)(a)	205	165,989
4.90%, 09/15/44(a)	105	93,255
6.85%, 12/16/39(a)	167	180,960
Transatlantic Holdings Inc., 8.00%, 11/30/39	45	54,607
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	18,205
3.05%, 06/08/51 (Call 12/08/50)	50	33,414
3.75%, 05/15/46 (Call 11/15/45)	35	26,795
4.00%, 05/30/47 (Call 11/30/46)	80	64,289
4.05%, 03/07/48 (Call 09/07/47)	60	48,474
4.10%, 03/04/49 (Call 09/04/48)	55	44,394
4.30%, 08/25/45 (Call 02/25/45)	40	33,337
4.60%, 08/01/43	30	26,739
5.35%, 11/01/40	20	19,771
6.25%, 06/15/37	185	199,983
6.75%, 06/20/36	136	152,366
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)	90	89,591
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	5	3,457
4.50%, 12/15/49 (Call 06/15/49)	70	50,880
5.75%, 08/15/42	60	54,079
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	30	17,288
3.55%, 03/30/52 (Call 09/30/51)	15	9,971
4.00%, 05/12/50 (Call 11/12/49)	70	51,379
4.75%, 08/01/44	40	33,582
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	80	50,509
5.15%, 01/15/49 (Call 07/15/48)(a)	25	21,423
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	70	50,936
5.05%, 09/15/48 (Call 03/15/48)	30	25,697
XLIT Ltd., 5.25%, 12/15/43	60	54,542
		12,030,034
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	200	127,552
3.15%, 02/09/51 (Call 08/09/50)	235	141,977
3.25%, 02/09/61 (Call 08/09/60)	10	5,764
4.00%, 12/06/37 (Call 06/06/37)	55	44,996
4.20%, 12/06/47 (Call 06/06/47)	210	158,261
4.50%, 11/28/34 (Call 05/28/34)	50	44,951
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	195	128,564
2.05%, 08/15/50 (Call 02/15/50)	360	210,365
2.25%, 08/15/60 (Call 02/15/60)	75	43,705
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	224	140,064
2.70%, 06/03/60 (Call 12/03/59)	233	142,114
2.88%, 05/12/41 (Call 11/12/40)	170	126,058
3.10%, 05/12/51 (Call 11/12/50)	355	248,860

Security	Par (000)	Value

Internet (continued)
3.25%, 05/12/61 (Call 11/12/60)	$210	$144,202
3.88%, 08/22/37 (Call 02/22/37)	308	274,670
3.95%, 04/13/52 (Call 10/13/51)	295	241,449
4.05%, 08/22/47 (Call 02/22/47)	332	282,143
4.10%, 04/13/62 (Call 10/13/61)	130	106,236
4.25%, 08/22/57 (Call 02/22/57)	250	214,119
4.80%, 12/05/34 (Call 06/05/34)	35	35,263
4.95%, 12/05/44 (Call 06/05/44)	170	166,905
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	70	49,289
4.00%, 07/15/42 (Call 01/15/42)	126	98,260
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	335	285,260
4.65%, 08/15/62 (Call 02/15/62)	115	98,961
5.60%, 05/15/53 (Call 11/15/52)	325	330,592
5.75%, 05/15/63 (Call 11/15/62)	125	127,217
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(f)	200	119,069
4.03%, 08/03/50 (Call 02/03/50)(f)	200	123,462
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(f)	200	123,608
3.29%, 06/03/60 (Call 12/03/59)(f)	200	116,104
3.84%, 04/22/51 (Call 10/22/50)(f)	200	138,204
4.53%, 04/11/49 (Call 10/11/48)(f)	200	157,481
		4,795,725
Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	90	89,905
7.00%, 10/15/39	36	37,175
Cliffs Natural Resources Inc., 6.25%, 10/01/40	25	21,610
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	99	60,049
3.85%, 04/01/52 (Call 10/01/51)	55	41,615
6.40%, 12/01/37	90	96,626
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	75	47,779
U.S. Steel Corp., 6.65%, 06/01/37	30	29,670
Vale Overseas Ltd.
6.88%, 11/21/36	202	209,609
6.88%, 11/10/39	119	123,182
8.25%, 01/17/34	10	11,417
Vale SA, 5.63%, 09/11/42	50	46,602
		815,239
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	35	25,438
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	22,556
		47,994
Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,722
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	215	156,394
3.25%, 04/09/50 (Call 10/09/49)	90	65,890
3.80%, 08/15/42	125	102,734
4.30%, 05/15/44 (Call 11/15/43)	70	62,170
4.75%, 05/15/64 (Call 11/15/63)	45	40,053
5.20%, 05/27/41	66	65,958
6.05%, 08/15/36	85	91,616
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	125	85,661
3.75%, 04/15/50 (Call 10/15/49)	130	105,742
3.90%, 06/09/42 (Call 12/09/41)	44	37,320

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Dover Corp.
5.38%, 10/15/35	$40	$39,785
5.38%, 03/01/41 (Call 12/01/40)	20	19,056
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	85	63,493
3.36%, 02/15/50 (Call 08/15/49)	105	75,267
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	15	8,862
4.20%, 03/01/49 (Call 09/01/48)	80	66,866
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	15,671
		1,111,260
Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	70	48,055
3.25%, 08/26/49 (Call 02/26/49)(b)	30	20,241
3.63%, 10/15/47 (Call 04/15/47)	108	77,704
3.70%, 04/15/50 (Call 10/15/49)	55	40,808
3.88%, 06/15/44	85	64,656
4.00%, 09/14/48 (Call 03/14/48)	80	64,655
5.70%, 03/15/37(b)	67	69,379
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	11,968
4.15%, 11/02/42	100	85,412
4.70%, 08/23/52 (Call 02/23/52)	115	104,527
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	186,112
General Electric Co.
4.50%, 03/11/44	30	26,122
5.88%, 01/14/38	30	31,470
6.88%, 01/10/39	130	148,108
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	80	66,877
4.88%, 09/15/41 (Call 03/15/41)	51	48,329
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	105	84,562
4.10%, 03/01/47 (Call 09/01/46)	20	16,018
4.20%, 11/21/34 (Call 05/21/34)	40	36,220
4.45%, 11/21/44 (Call 05/21/44)	85	71,809
6.25%, 05/15/38	10	10,444
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	181,937
3.30%, 09/15/46(a)	15	10,950
4.20%, 03/16/47(a)	250	211,553
		1,717,916
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34 (Call 01/15/28)(a)	215	167,792
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	160	106,818
3.50%, 03/01/42 (Call 09/01/41)	130	85,705
3.70%, 04/01/51 (Call 10/01/50)	255	157,723
3.85%, 04/01/61 (Call 10/01/60)	200	119,424
3.90%, 06/01/52 (Call 12/01/51)	220	140,495
3.95%, 06/30/62 (Call 12/30/61)	135	81,237
4.40%, 12/01/61 (Call 06/01/61)	170	111,798
4.80%, 03/01/50 (Call 09/01/49)	245	181,261
5.13%, 07/01/49 (Call 01/01/49)	165	127,859
5.25%, 04/01/53 (Call 10/01/52)	150	119,731
5.38%, 04/01/38 (Call 10/01/37)	185	159,835

Security	Par (000)	Value

Media (continued)
5.38%, 05/01/47 (Call 11/01/46)	$150	$121,220
5.50%, 04/01/63 (Call 10/01/62)	110	86,891
5.75%, 04/01/48 (Call 10/01/47)	248	209,162
6.38%, 10/23/35 (Call 04/23/35)	305	298,917
6.48%, 10/23/45 (Call 04/23/45)	296	274,519
6.83%, 10/23/55 (Call 04/23/55)	90	85,683
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	37,553
2.65%, 08/15/62 (Call 02/15/62)	180	100,641
2.80%, 01/15/51 (Call 07/15/50)	217	135,703
2.89%, 11/01/51 (Call 05/01/51)	542	341,847
2.94%, 11/01/56 (Call 05/01/56)	594	362,629
2.99%, 11/01/63 (Call 05/01/63)	334	198,547
3.20%, 07/15/36 (Call 01/15/36)	60	48,070
3.25%, 11/01/39 (Call 05/01/39)	201	152,791
3.40%, 07/15/46 (Call 01/15/46)	200	145,049
3.45%, 02/01/50 (Call 08/01/49)	180	128,812
3.75%, 04/01/40 (Call 10/01/39)	80	65,125
3.90%, 03/01/38 (Call 09/01/37)	160	135,994
3.97%, 11/01/47 (Call 05/01/47)	169	132,565
4.00%, 08/15/47 (Call 02/15/47)	110	86,481
4.00%, 03/01/48 (Call 09/01/47)	160	126,480
4.00%, 11/01/49 (Call 05/01/49)	216	169,102
4.05%, 11/01/52 (Call 05/01/52)	164	127,951
4.20%, 08/15/34 (Call 02/15/34)	205	187,264
4.40%, 08/15/35 (Call 02/25/35)	109	100,091
4.60%, 10/15/38 (Call 04/15/38)	124	113,135
4.60%, 08/15/45 (Call 02/15/45)	70	60,961
4.65%, 07/15/42	100	88,226
4.70%, 10/15/48 (Call 04/15/48)	75	66,908
4.75%, 03/01/44	130	115,997
4.95%, 10/15/58 (Call 04/15/58)	145	131,794
5.35%, 05/15/53 (Call 11/15/52)	145	140,105
5.50%, 05/15/64 (Call 11/15/63)	140	136,393
5.65%, 06/15/35	95	97,509
6.50%, 11/15/35	85	93,063
6.55%, 07/01/39	10	10,842
6.95%, 08/15/37	15	16,869
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)	50	29,497
3.60%, 06/15/51 (Call 12/15/50)(a)	80	53,690
4.50%, 06/30/43 (Call 12/30/42)(a)	86	67,744
4.60%, 08/15/47 (Call 02/15/47)(a)	5	3,893
4.70%, 12/15/42(a)	55	44,797
4.80%, 02/01/35 (Call 08/01/34)(a)	80	71,748
8.38%, 03/01/39(a)	70	82,855
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	251	165,714
4.65%, 05/15/50 (Call 11/15/49)	245	184,600
4.88%, 04/01/43	30	23,623
5.00%, 09/20/37 (Call 03/20/37)	55	46,661
5.20%, 09/20/47 (Call 03/20/47)	245	198,329
5.30%, 05/15/49 (Call 11/15/48)	236	192,869
6.35%, 06/01/40	215	206,223
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	100	91,293
5.58%, 01/25/49 (Call 07/25/48)	175	155,690
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	12,086
6.63%, 01/15/40	139	137,908
Historic TW Inc., 8.30%, 01/15/36(e)	15	15,685

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/43	$15	$12,867
5.95%, 04/01/41	130	132,573
Paramount Global
4.38%, 03/15/43	155	105,527
4.60%, 01/15/45 (Call 07/15/44)	75	51,267
4.85%, 07/01/42 (Call 01/01/42)	69	50,003
4.90%, 08/15/44 (Call 02/15/44)	70	50,305
4.95%, 05/19/50 (Call 11/19/49)	125	91,974
5.25%, 04/01/44 (Call 10/01/43)	20	15,032
5.85%, 09/01/43 (Call 03/01/43)	115	93,854
5.90%, 10/15/40 (Call 04/15/40)	30	24,918
6.88%, 04/30/36	124	118,456
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	25	26,858
Thomson Reuters Corp.
5.50%, 08/15/35	30	29,354
5.65%, 11/23/43 (Call 05/23/43)(b)	15	13,786
5.85%, 04/15/40	70	68,316
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	89	65,780
5.50%, 09/01/41 (Call 03/01/41)	150	124,302
5.88%, 11/15/40 (Call 05/15/40)	135	116,537
6.55%, 05/01/37	135	127,333
6.75%, 06/15/39	140	132,963
7.30%, 07/01/38	170	169,761
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	60	41,012
3.70%, 12/01/42	70	55,740
4.13%, 06/01/44	96	80,305
4.38%, 08/16/41	50	43,082
Series E, 4.13%, 12/01/41	50	42,337
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	200	128,516
3.50%, 05/13/40 (Call 11/13/39)	160	128,686
3.60%, 01/13/51 (Call 07/13/50)	295	223,024
4.63%, 03/23/40 (Call 09/23/39)	60	55,756
4.70%, 03/23/50 (Call 09/23/49)	230	210,348
4.75%, 09/15/44 (Call 03/15/44)	120	108,117
4.75%, 11/15/46 (Call 05/15/46)	40	35,923
4.95%, 10/15/45 (Call 04/15/45)	100	92,599
5.40%, 10/01/43	115	114,100
6.15%, 03/01/37	26	27,539
6.15%, 02/15/41	125	133,383
6.20%, 12/15/34	65	71,046
6.40%, 12/15/35	51	56,162
6.65%, 11/15/37	160	179,518
7.75%, 12/01/45	65	82,371
		11,806,802
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	50	40,321
4.38%, 06/15/45 (Call 12/15/44)	20	16,789
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	65	54,863
5.25%, 10/01/54 (Call 04/01/54)	20	16,673
		128,646
Mining — 0.8%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	160,305
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	27,840

Security	Par (000)	Value

Mining (continued)
Barrick Gold Corp.
5.25%, 04/01/42	$5	$4,676
6.45%, 10/15/35	30	31,752
Barrick North America Finance LLC
5.70%, 05/30/41	119	118,514
5.75%, 05/01/43	104	104,623
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	145	147,170
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	145	123,676
5.00%, 09/30/43	240	228,098
5.50%, 09/08/53 (Call 03/08/53)	10	10,159
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(f)	400	265,921
4.25%, 07/17/42(a)	200	152,234
4.38%, 02/05/49 (Call 08/05/48)(f)	200	149,466
4.50%, 08/01/47(f)	200	151,079
5.63%, 09/21/35(a)	100	95,179
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	47,349
5.45%, 03/15/43 (Call 09/15/42)	200	179,415
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(f)	200	141,435
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	40,693
6.00%, 11/15/41(a)	25	24,147
6.90%, 11/15/37(a)	99	103,678
Glencore Funding LLC, 3.88%, 04/27/51 (Call 10/27/50)(a)	50	35,574
Indonesia Asahan Aluminium Persero PT, 5.80%, 05/15/50 (Call 11/15/49)(f)	200	174,142
Industrias Penoles SAB de CV, 4.75%, 08/06/50 (Call 02/06/50)(f)	200	146,863
Newcrest Finance Pty. Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	40	31,572
5.75%, 11/15/41(a)	20	19,390
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	70	63,740
5.45%, 06/09/44 (Call 12/09/43)	85	80,512
5.88%, 04/01/35	90	93,101
6.25%, 10/01/39	90	94,310
Rio Tinto Alcan Inc.
5.75%, 06/01/35	35	35,188
6.13%, 12/15/33	50	52,449
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	121	76,007
5.20%, 11/02/40	150	145,007
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	46,531
4.75%, 03/22/42 (Call 09/22/41)	55	50,029
5.13%, 03/09/53 (Call 09/09/52)	165	158,428
Southern Copper Corp.
5.25%, 11/08/42	95	84,606
5.88%, 04/23/45	138	131,146
6.75%, 04/16/40	130	136,619
7.50%, 07/27/35	165	182,723
		4,145,346

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	$25	$17,400
6.75%, 12/15/39	40	29,635
		47,035
Oil & Gas — 3.2%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	55	41,412
5.10%, 09/01/40 (Call 03/01/40)	135	111,459
5.25%, 02/01/42 (Call 08/01/41)	45	36,459
5.35%, 07/01/49 (Call 01/01/49)	30	23,579
6.00%, 01/15/37	55	51,829
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	125	78,368
2.94%, 06/04/51 (Call 12/04/50)	265	171,472
3.00%, 02/24/50 (Call 08/24/49)	225	149,017
3.00%, 03/17/52 (Call 09/17/51)	140	91,369
3.06%, 06/17/41 (Call 12/17/40)	125	91,412
3.38%, 02/08/61 (Call 08/08/60)	210	140,262
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	100	85,431
5.85%, 02/01/35	10	9,767
6.25%, 03/15/38	80	80,120
6.50%, 02/15/37	60	60,971
6.75%, 02/01/39	45	46,401
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(b)	115	79,763
5.25%, 06/15/37 (Call 12/15/36)	27	24,585
5.40%, 06/15/47 (Call 12/15/46)	72	64,326
6.75%, 11/15/39	13	13,457
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	145	102,262
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	55	32,963
5.25%, 11/15/43 (Call 05/15/43)	28	27,757
6.00%, 03/01/41 (Call 09/01/40)	15	16,344
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	180,694
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	101,667
6.40%, 05/15/37	200	211,609
7.50%, 07/30/39	100	116,306
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	45	35,709
3.80%, 03/15/52 (Call 09/15/51)	125	95,423
4.03%, 03/15/62 (Call 09/15/61)	191	144,631
4.30%, 11/15/44 (Call 05/15/44)	217	183,119
5.30%, 05/15/53 (Call 11/15/52)	85	82,296
5.55%, 03/15/54 (Call 09/15/53)	60	59,739
5.70%, 09/15/63 (Call 03/15/63)	50	50,530
5.95%, 03/15/46 (Call 09/15/45)	20	20,459
6.50%, 02/01/39	135	149,513
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	75	57,861
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	94	77,755
5.00%, 06/15/45 (Call 12/15/44)	70	58,841
5.60%, 07/15/41 (Call 01/15/41)	120	110,303
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	80	60,429
4.40%, 03/24/51 (Call 09/24/50)	90	70,413
6.25%, 03/15/53 (Call 09/15/52)	35	35,213
Ecopetrol SA
5.88%, 05/28/45	220	154,748

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 11/02/51 (Call 05/02/51)	$150	$102,176
7.38%, 09/18/43	50	42,797
Eni SpA, 5.70%, 10/01/40(a)	30	26,741
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	95	83,333
4.95%, 04/15/50 (Call 10/15/49)	50	46,526
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	40	28,280
3.63%, 04/06/40 (Call 10/06/39)	95	77,036
3.70%, 04/06/50 (Call 10/06/49)	100	77,437
3.95%, 05/15/43	82	67,701
4.25%, 11/23/41	60	51,916
4.80%, 11/08/43	110	101,753
5.10%, 08/17/40	30	29,201
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	35	26,592
3.10%, 08/16/49 (Call 02/16/49)	195	135,378
3.45%, 04/15/51 (Call 10/15/50)	280	207,342
3.57%, 03/06/45 (Call 09/06/44)	131	101,727
4.11%, 03/01/46 (Call 09/01/45)	295	249,004
4.23%, 03/19/40 (Call 09/19/39)	240	213,610
4.33%, 03/19/50 (Call 09/19/49)	250	215,595
Hess Corp.
5.60%, 02/15/41	140	140,962
5.80%, 04/01/47 (Call 10/01/46)	55	56,715
6.00%, 01/15/40	50	52,000
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	213,266
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	55	45,797
6.60%, 10/01/37	96	97,166
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	70	55,341
4.75%, 09/15/44 (Call 03/15/44)	100	83,337
5.00%, 09/15/54 (Call 03/15/54)	55	44,962
6.50%, 03/01/41 (Call 09/01/40)	83	85,239
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	45	47,266
Murphy Oil Corp., 5.88%, 12/01/42 (Call 06/01/42)	40	33,966
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	30	22,113
4.40%, 04/15/46 (Call 10/15/45)	25	19,261
6.20%, 03/15/40	79	77,722
6.45%, 09/15/36	195	200,040
6.60%, 03/15/46 (Call 09/15/45)	120	122,944
7.95%, 06/15/39	35	39,225
Ovintiv Inc.
6.50%, 08/15/34	55	55,965
6.50%, 02/01/38	45	44,307
6.63%, 08/15/37	70	69,894
7.10%, 07/15/53 (Call 01/15/53)	55	57,036
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(f)	200	149,655
5.63%, 05/20/43(f)	200	185,452
6.00%, 05/03/42(f)	200	193,442
6.45%, 05/30/44(f)	200	201,379
Petrobras Global Finance BV
5.50%, 06/10/51 (Call 12/10/50)(b)	50	39,025
6.75%, 01/27/41	115	109,558
6.85%, 06/05/2115(b)	200	176,350
6.88%, 01/20/40	40	38,731
6.90%, 03/19/49	50	46,864
7.25%, 03/17/44	110	109,418

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petroleos del Peru SA, 5.63%, 06/19/47(f)	$200	$118,725
Petroleos Mexicanos
5.50%, 06/27/44	50	28,418
6.35%, 02/12/48(b)	150	88,594
6.38%, 01/23/45	130	78,091
6.50%, 06/02/41	155	98,270
6.63%, 06/15/35	275	193,412
6.75%, 09/21/47	590	360,795
6.95%, 01/28/60 (Call 07/28/59)	410	251,626
7.69%, 01/23/50 (Call 07/23/49)	850	564,251
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(f)	200	130,511
4.50%, 03/18/45(f)	200	171,607
4.55%, 04/21/50 (Call 10/21/49)(f)	300	255,979
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	170	113,981
4.65%, 11/15/34 (Call 05/15/34)	10	9,348
4.88%, 11/15/44 (Call 05/15/44)	150	135,686
5.88%, 05/01/42	135	138,876
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	100	84,144
4.90%, 10/01/46 (Call 04/01/46)	35	30,700
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(f)	400	286,678
3.30%, 07/12/51 (Call 01/12/51)(f)	400	267,467
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	167,353
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	130,406
3.50%, 11/24/70 (Call 05/24/70)(f)	200	124,913
4.25%, 04/16/39(f)	200	167,268
4.38%, 04/16/49(f)	400	317,841
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	125	89,410
3.00%, 11/26/51 (Call 05/26/51)	135	89,763
3.13%, 11/07/49 (Call 05/07/49)	121	83,283
3.25%, 04/06/50 (Call 10/06/49)	185	131,049
3.63%, 08/21/42	80	63,775
3.75%, 09/12/46	125	97,668
4.00%, 05/10/46	235	191,492
4.13%, 05/11/35	217	198,846
4.38%, 05/11/45	250	216,457
4.55%, 08/12/43	105	93,796
5.50%, 03/25/40	115	116,916
6.38%, 12/15/38	296	326,423
Sinopec Group Development Ltd., 3.10%, 01/08/51
(Call 07/08/50)(f)	200	132,549
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	163,336
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	251,401
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	65	45,529
4.00%, 11/15/47 (Call 05/15/47)	119	88,121
6.50%, 06/15/38	150	153,565
6.80%, 05/15/38	125	130,889
6.85%, 06/01/39	40	41,906
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	122,461
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	112	81,913
3.13%, 05/29/50 (Call 11/29/49)	291	200,735
3.39%, 06/29/60 (Call 12/29/59)	20	13,729

Security	Par (000)	Value

Oil & Gas (continued)
3.46%, 07/12/49 (Call 01/12/49)	$135	$99,588
Transocean Inc.
6.80%, 03/15/38	70	53,008
9.35%, 12/15/41	20	16,721
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	115	78,780
4.00%, 06/01/52 (Call 12/01/51)	25	18,119
4.90%, 03/15/45	70	60,293
6.63%, 06/15/37	135	141,707
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	90	65,659
		16,460,413
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	90	86,104
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	168	133,918
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	42,553
4.75%, 08/01/43 (Call 02/01/43)	158	139,562
4.85%, 11/15/35 (Call 05/15/35)	146	138,546
5.00%, 11/15/45 (Call 05/15/45)	165	150,442
6.70%, 09/15/38	73	81,685
7.45%, 09/15/39	65	76,607
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	119	85,561
		934,978
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	25	15,809
4.05%, 12/15/49 (Call 06/15/49)	60	45,040
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	20	19,158
Stora Enso OYJ, 7.25%, 04/15/36(a)	20	20,689
		100,696
Pharmaceuticals — 3.4%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	425	365,250
4.25%, 11/21/49 (Call 05/21/49)	615	517,803
4.30%, 05/14/36 (Call 11/14/35)	150	137,715
4.40%, 11/06/42	205	180,199
4.45%, 05/14/46 (Call 11/14/45)	196	170,677
4.50%, 05/14/35 (Call 11/14/34)	280	263,237
4.55%, 03/15/35 (Call 09/15/34)	209	197,600
4.63%, 10/01/42 (Call 04/01/42)	55	48,633
4.70%, 05/14/45 (Call 11/14/44)	285	257,288
4.75%, 03/15/45 (Call 09/15/44)	85	76,977
4.85%, 06/15/44 (Call 12/15/43)	95	87,772
4.88%, 11/14/48 (Call 05/14/48)	210	194,875
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	15	8,690
3.00%, 05/28/51 (Call 11/28/50)	55	38,222
4.00%, 09/18/42	86	73,218
4.38%, 11/16/45	133	116,682
4.38%, 08/17/48 (Call 02/17/48)	99	86,983
6.45%, 09/15/37	335	373,481
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	148	99,082
4.40%, 07/15/44 (Call 01/15/44)(a)	180	130,494
4.63%, 06/25/38 (Call 12/25/37)(a)	100	82,438
4.70%, 07/15/64 (Call 01/15/64)(a)	81	57,080
4.88%, 06/25/48 (Call 12/25/47)(a)	5	3,874
5.50%, 07/30/35(a)	20	19,019

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	$283	$246,815
4.69%, 12/15/44 (Call 06/15/44)	58	50,662
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	90	59,400
2.55%, 11/13/50 (Call 05/13/50)	165	98,576
3.25%, 08/01/42	180	131,629
3.55%, 03/15/42 (Call 09/15/41)	10	7,774
3.70%, 03/15/52 (Call 09/15/51)	155	115,543
3.90%, 03/15/62 (Call 09/15/61)	170	125,310
4.13%, 06/15/39 (Call 12/15/38)	210	180,577
4.25%, 10/26/49 (Call 04/26/49)	450	372,383
4.35%, 11/15/47 (Call 05/15/47)	155	129,439
4.55%, 02/20/48 (Call 08/20/47)	95	82,395
4.63%, 05/15/44 (Call 11/15/43)	130	115,277
5.00%, 08/15/45 (Call 02/15/45)	30	27,840
6.25%, 11/15/53 (Call 05/15/53)	75	81,740
6.40%, 11/15/63 (Call 05/15/63)	75	82,672
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	66	52,942
4.50%, 11/15/44 (Call 05/15/44)	50	40,208
4.60%, 03/15/43	40	33,175
4.90%, 09/15/45 (Call 03/15/45)	35	29,585
Cencora Inc.
4.25%, 03/01/45 (Call 09/01/44)	35	28,467
4.30%, 12/15/47 (Call 06/15/47)	85	71,511
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	100	74,092
3.40%, 03/15/50 (Call 09/15/49)	140	96,323
3.40%, 03/15/51 (Call 09/15/50)	200	137,211
3.88%, 10/15/47 (Call 04/15/47)	140	106,115
4.80%, 08/15/38 (Call 02/15/38)	149	137,513
4.80%, 07/15/46 (Call 01/16/46)	100	88,215
4.90%, 12/15/48 (Call 06/15/48)	285	252,735
6.13%, 11/15/41	81	83,685
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	150	100,255
4.13%, 04/01/40 (Call 10/01/39)	30	24,290
4.25%, 04/01/50 (Call 10/01/49)	65	50,413
4.78%, 03/25/38 (Call 09/25/37)	537	482,689
4.88%, 07/20/35 (Call 01/20/35)	205	191,271
5.05%, 03/25/48 (Call 09/25/47)	821	720,387
5.13%, 07/20/45 (Call 01/20/45)	276	245,239
5.30%, 12/05/43 (Call 06/05/43)	132	120,690
5.63%, 02/21/53 (Call 08/21/52)	165	156,346
5.88%, 06/01/53 (Call 12/01/52)	150	147,090
6.00%, 06/01/63 (Call 12/01/62)	75	73,495
6.13%, 09/15/39	20	20,242
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	120	72,281
2.50%, 09/15/60 (Call 03/15/60)	85	48,833
3.95%, 03/15/49 (Call 09/15/48)	45	37,502
4.15%, 03/15/59 (Call 09/15/58)	75	62,187
4.88%, 02/27/53 (Call 08/27/52)	220	213,597
4.95%, 02/27/63 (Call 08/27/62)	110	105,855
5.55%, 03/15/37	95	99,276
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	53	46,315
6.38%, 05/15/38	342	381,696
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	145	97,263

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 09/01/60 (Call 03/01/60)	$125	$75,551
3.40%, 01/15/38 (Call 07/15/37)	141	118,656
3.50%, 01/15/48 (Call 07/15/47)	83	65,469
3.55%, 03/01/36 (Call 09/01/35)	140	123,794
3.63%, 03/03/37 (Call 09/03/36)	217	190,622
3.70%, 03/01/46 (Call 09/01/45)	210	173,475
3.75%, 03/03/47 (Call 09/03/46)	145	119,508
4.38%, 12/05/33 (Call 06/05/33)	25	24,971
4.50%, 09/01/40	65	61,352
4.50%, 12/05/43 (Call 06/05/43)	85	80,280
5.85%, 07/15/38	120	132,095
5.95%, 08/15/37	50	55,350
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	45	38,870
5.90%, 11/01/39	20	19,962
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	125	85,313
2.45%, 06/24/50 (Call 12/24/49)	180	109,936
2.75%, 12/10/51 (Call 06/10/51)	245	156,507
2.90%, 12/10/61 (Call 06/10/61)	125	77,065
3.60%, 09/15/42 (Call 03/15/42)	111	88,736
3.70%, 02/10/45 (Call 08/10/44)	245	194,900
4.00%, 03/07/49 (Call 09/07/48)	110	90,768
4.15%, 05/18/43	105	90,619
4.90%, 05/17/44 (Call 11/17/43)	75	71,358
5.00%, 05/17/53 (Call 11/17/52)	190	182,701
5.15%, 05/17/63 (Call 11/17/62)	55	53,513
6.55%, 09/15/37	110	122,557
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	90	94,052
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	90	68,537
5.40%, 11/29/43 (Call 05/29/43)	60	48,178
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	95	63,190
3.70%, 09/21/42	40	32,678
4.00%, 11/20/45 (Call 05/20/45)	140	118,129
4.40%, 05/06/44	257	231,641
Perrigo Finance Unlimited Co., 4.90%, 12/15/44
(Call 06/15/44)	35	26,237
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	140	97,919
2.70%, 05/28/50 (Call 11/28/49)	75	49,011
3.90%, 03/15/39 (Call 09/15/38)	45	38,134
4.00%, 12/15/36	115	103,587
4.00%, 03/15/49 (Call 09/15/48)	140	117,057
4.10%, 09/15/38 (Call 03/15/38)	95	83,630
4.13%, 12/15/46	162	136,596
4.20%, 09/15/48 (Call 03/15/48)	145	123,812
4.30%, 06/15/43	150	130,495
4.40%, 05/15/44	130	116,128
5.60%, 09/15/40	30	30,431
7.20%, 03/15/39	260	309,442
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	315	302,688
5.30%, 05/19/53 (Call 11/19/52)	665	648,736
5.34%, 05/19/63 (Call 11/19/62)	395	380,592
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	230	165,905
3.18%, 07/09/50 (Call 01/09/50)	200	132,901
3.38%, 07/09/60 (Call 01/09/60)	40	25,781

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	$65	$58,396
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	157,828
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	110	85,388
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	150	104,085
4.00%, 06/22/50 (Call 12/22/49)	200	129,763
Wyeth LLC
5.95%, 04/01/37	150	158,241
6.00%, 02/15/36	65	68,696
6.50%, 02/01/34	25	27,299
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	20	13,299
3.95%, 09/12/47 (Call 03/12/47)	75	58,691
4.45%, 08/20/48 (Call 02/20/48)	30	25,375
4.70%, 02/01/43 (Call 08/01/42)	130	116,323
		17,507,109
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	173,783
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	30	21,448
5.85%, 11/15/43 (Call 05/15/43)	45	33,976
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	100	81,688
3.40%, 01/15/38 (Call 07/15/37)(a)	80	65,025
3.70%, 01/15/39 (Call 07/15/38)(a)	95	75,426
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 (Call 07/04/39)	60	46,025
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)	5	3,982
4.25%, 04/15/48 (Call 10/15/47)(a)	10	7,891
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	45	41,800
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43 (Call 02/15/43)(a)	80	81,053
6.54%, 11/15/53 (Call 05/15/53)(a)	170	173,490
6.71%, 08/15/63 (Call 02/15/63)(a)	75	77,542
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	30	27,899
6.45%, 11/03/36(a)	35	35,631
6.75%, 09/15/37(a)	60	63,186
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44 (Call 06/15/44)	20	16,028
4.80%, 11/01/43 (Call 05/01/43)	35	29,536
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(f)	200	148,050
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	19,381
7.38%, 10/15/45 (Call 04/15/45)	120	133,707
Series B, 7.50%, 04/15/38	40	44,407
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	23,630
4.00%, 11/15/49 (Call 05/15/49)	95	70,368
4.50%, 06/10/44 (Call 12/10/43)	90	72,395
5.50%, 12/01/46 (Call 05/29/46)	58	53,678
6.70%, 11/15/53 (Call 05/15/53)	85	92,894
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	85	77,250
4.95%, 01/15/43 (Call 07/15/42)	35	28,679
5.00%, 05/15/44 (Call 11/15/43)	25	20,716

Security	Par (000)	Value

Pipelines (continued)
5.00%, 05/15/50 (Call 11/15/49)	$250	$210,401
5.15%, 02/01/43 (Call 08/01/42)	65	54,794
5.15%, 03/15/45 (Call 09/15/44)	55	47,692
5.30%, 04/01/44 (Call 10/01/43)	41	35,805
5.30%, 04/15/47 (Call 10/15/46)	125	108,264
5.35%, 05/15/45 (Call 11/15/44)	55	48,009
5.40%, 10/01/47 (Call 04/01/47)	184	162,042
5.95%, 10/01/43 (Call 04/01/43)	70	64,713
6.00%, 06/15/48 (Call 12/15/47)	130	124,206
6.05%, 06/01/41 (Call 12/01/40)	40	38,202
6.10%, 02/15/42	40	37,892
6.13%, 12/15/45 (Call 06/15/45)	155	148,907
6.25%, 04/15/49 (Call 10/15/48)	210	207,113
6.50%, 02/01/42 (Call 08/01/41)	120	121,478
6.63%, 10/15/36	80	82,425
7.50%, 07/01/38	45	49,188
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	49	39,249
5.45%, 06/01/47 (Call 12/01/46)	60	49,623
5.60%, 04/01/44 (Call 10/01/43)	40	34,586
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	125	85,069
3.30%, 02/15/53 (Call 08/15/52)	125	87,348
3.70%, 01/31/51 (Call 07/31/50)	60	44,982
3.95%, 01/31/60 (Call 07/31/59)	10	7,574
4.20%, 01/31/50 (Call 07/31/49)	165	134,794
4.25%, 02/15/48 (Call 08/15/47)	175	145,558
4.45%, 02/15/43 (Call 08/15/42)	104	90,090
4.80%, 02/01/49 (Call 08/01/48)	125	112,765
4.85%, 08/15/42 (Call 02/15/42)	68	62,024
4.85%, 03/15/44 (Call 09/15/43)	75	68,290
4.90%, 05/15/46 (Call 11/15/45)	115	104,358
4.95%, 10/15/54 (Call 04/15/54)	40	36,062
5.10%, 02/15/45 (Call 08/15/44)	159	149,203
5.70%, 02/15/42	105	105,703
5.95%, 02/01/41	82	84,247
6.13%, 10/15/39	65	67,851
6.45%, 09/01/40	70	75,503
7.55%, 04/15/38	96	113,405
EQM Midstream Partners LP, 6.50%, 07/15/48
(Call 01/15/48)	60	55,184
Flex Intermediate Holdco LLC, 4.32%, 12/30/39
(Call 06/30/39)(a)	35	24,237
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(f)	170	143,843
2.63%, 03/31/36(f)	200	159,145
2.94%, 09/30/40(f)	187	146,948
3.25%, 09/30/40(f)	200	148,130
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(f)	200	199,945
6.51%, 02/23/42(f)	200	200,539
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	44,641
5.00%, 08/15/42 (Call 02/15/42)	85	71,815
5.00%, 03/01/43 (Call 09/01/42)	75	63,000
5.40%, 09/01/44 (Call 03/01/44)	85	74,519
5.50%, 03/01/44 (Call 09/01/43)	120	107,004
5.63%, 09/01/41	5	4,498
6.38%, 03/01/41	85	83,550
6.50%, 02/01/37	5	5,038
6.50%, 09/01/39	50	49,950

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.55%, 09/15/40	$75	$75,639
6.95%, 01/15/38	43	45,517
7.50%, 11/15/40	45	48,690
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	80	50,980
3.60%, 02/15/51 (Call 08/15/50)	85	57,064
5.05%, 02/15/46 (Call 08/15/45)	120	100,695
5.20%, 03/01/48 (Call 09/01/47)	100	86,238
5.30%, 12/01/34 (Call 06/01/34)	45	42,588
5.45%, 08/01/52 (Call 02/01/52)	120	107,425
5.55%, 06/01/45 (Call 12/01/44)	165	149,170
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	105	74,182
4.20%, 10/03/47 (Call 04/03/47)	90	66,368
4.25%, 09/15/46 (Call 03/15/46)	55	40,794
4.85%, 02/01/49 (Call 08/01/48)	45	36,733
5.15%, 10/15/43 (Call 04/15/43)	20	17,412
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	215	182,921
4.70%, 04/15/48 (Call 10/15/47)	170	137,925
4.90%, 04/15/58 (Call 10/15/57)	65	51,363
4.95%, 03/14/52 (Call 09/14/51)	140	116,593
5.20%, 03/01/47 (Call 09/01/46)	95	82,582
5.20%, 12/01/47 (Call 06/01/47)	65	55,468
5.50%, 02/15/49 (Call 08/15/48)	147	133,380
5.65%, 03/01/53 (Call 09/01/52)	45	41,823
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	58	61,975
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	65	42,022
4.30%, 01/15/49 (Call 07/15/48)(a)	80	61,004
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	85	66,025
4.50%, 03/15/50 (Call 09/15/49)	60	46,970
4.95%, 07/13/47 (Call 01/06/47)	65	54,733
5.20%, 07/15/48 (Call 01/15/48)	80	70,214
6.63%, 09/01/53 (Call 03/01/53)	80	84,087
7.15%, 01/15/51 (Call 07/15/50)	65	70,395
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	60	59,316
6.20%, 09/15/43 (Call 03/15/43)	25	24,488
6.65%, 10/01/36	75	78,229
6.85%, 10/15/37	70	73,596
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	105	82,893
4.90%, 02/15/45 (Call 08/15/44)	100	81,030
5.15%, 06/01/42 (Call 12/01/41)	75	63,317
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	50,137
7.50%, 07/15/38(a)	25	24,404
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	65	57,711
4.83%, 05/01/48 (Call 11/01/47)(a)	20	16,324
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37
(Call 03/15/37)	40	40,643
Southern Natural Gas Co. LLC, 4.80%, 03/15/47
(Call 09/15/46)(a)	55	43,360
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	55	43,944
5.95%, 09/25/43 (Call 03/25/43)	55	52,701
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	95	77,794

Security	Par (000)	Value

Pipelines (continued)
6.25%, 07/01/52 (Call 01/01/52)	$90	$87,835
6.50%, 02/15/53 (Call 08/15/52)	40	40,621
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	61,106
Texas Eastern Transmission LP, 4.15%, 01/15/48
(Call 07/15/47)(a)	39	29,536
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	205	185,706
4.75%, 05/15/38 (Call 11/15/37)	70	60,973
4.88%, 05/15/48 (Call 11/15/47)	70	59,372
5.00%, 10/16/43 (Call 04/16/43)	60	52,030
5.10%, 03/15/49 (Call 09/15/48)	111	99,069
5.85%, 03/15/36	35	34,647
6.10%, 06/01/40	70	70,145
6.20%, 10/15/37	145	146,778
7.25%, 08/15/38	50	55,319
7.63%, 01/15/39	144	163,864
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	55	41,208
4.60%, 03/15/48 (Call 09/15/47)	85	70,733
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	110	91,701
5.30%, 03/01/48 (Call 09/01/47)	56	46,177
5.45%, 04/01/44 (Call 10/01/43)	60	51,264
5.50%, 08/15/48 (Call 02/15/48)	50	41,991
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	85	57,521
4.85%, 03/01/48 (Call 09/01/47)	100	84,818
4.90%, 01/15/45 (Call 07/15/44)	55	46,787
5.10%, 09/15/45 (Call 03/15/45)	135	119,702
5.30%, 08/15/52 (Call 02/15/52)	80	72,689
5.40%, 03/04/44 (Call 09/04/43)	60	54,521
5.75%, 06/24/44 (Call 12/24/43)	95	90,436
5.80%, 11/15/43 (Call 05/15/43)	15	14,160
6.30%, 04/15/40	115	116,769
		12,038,305
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(a)	35	29,979
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(a)	30	25,724
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	90	80,001
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)	70	59,825
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50
(Call 08/25/49)(a)	100	65,808
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(a)	50	32,417
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(a)	40	24,680
		318,434
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	15	14,900
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	162,528
		177,428
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
2.95%, 03/15/34 (Call 12/15/33)	130	102,502
3.00%, 05/18/51 (Call 11/18/50)	95	56,910
3.55%, 03/15/52 (Call 09/15/51)	105	70,694

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 02/01/50 (Call 08/01/49)	$85	$62,067
4.75%, 04/15/35 (Call 01/15/35)	55	50,333
4.85%, 04/15/49 (Call 10/15/48)	15	12,351
5.15%, 04/15/53 (Call 10/15/52)	55	49,134
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	45	27,889
4.30%, 04/15/52 (Call 10/15/51)	30	22,346
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	142	87,051
3.10%, 06/15/50 (Call 12/15/49)	145	91,032
3.70%, 10/15/49 (Call 04/15/49)	85	59,791
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	14,963
4.15%, 07/01/47 (Call 01/01/47)	70	55,055
4.35%, 04/15/48 (Call 10/15/47)	35	27,621
Camden Property Trust, 3.35%, 11/01/49
(Call 05/01/49)	25	17,204
Corporate Office Properties LP, 2.90%, 12/01/33
(Call 09/01/33)	60	43,466
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	125	84,318
3.25%, 01/15/51 (Call 07/15/50)	106	68,114
4.75%, 05/15/47 (Call 11/15/46)	26	21,132
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	65	47,460
5.20%, 02/15/49 (Call 08/15/48)	55	47,977
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	75	45,301
3.00%, 07/15/50 (Call 01/15/50)	90	55,989
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	14,805
4.50%, 07/01/44 (Call 01/01/44)	65	53,533
4.50%, 06/01/45 (Call 12/01/44)	80	63,662
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	50	27,554
4.50%, 03/15/48 (Call 09/15/47)	55	44,017
Federal Realty Investment Trust, 4.50%, 12/01/44
(Call 06/01/44)	60	46,295
Healthpeak Properties Inc., 6.75%, 02/01/41
(Call 08/01/40)	25	25,802
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	10	6,849
4.13%, 12/01/46 (Call 06/01/46)	55	39,872
4.25%, 04/01/45 (Call 10/01/44)	25	18,956
4.45%, 09/01/47 (Call 03/01/47)	50	38,617
Mid-America Apartments LP, 2.88%, 09/15/51
(Call 03/15/51)	25	15,079
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)	25	14,893
3.10%, 04/15/50 (Call 10/15/49)	70	42,550
3.50%, 04/15/51 (Call 01/15/50)	70	46,777
4.80%, 10/15/48 (Call 04/25/48)	30	23,983
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	75	39,911
3.00%, 04/15/50 (Call 10/15/49)	50	32,140
3.05%, 03/01/50 (Call 09/01/49)	25	16,251
4.38%, 09/15/48 (Call 03/15/48)	25	20,116
5.13%, 01/15/34 (Call 10/15/33)	50	49,156
5.25%, 06/15/53 (Call 12/15/52)	120	113,250
Public Storage Operating Co., 5.35%, 08/01/53
(Call 02/01/53)	30	28,873

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	$55	$47,717
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	80	61,426
4.65%, 03/15/49 (Call 09/15/48)	20	15,896
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	75	49,349
3.80%, 07/15/50 (Call 01/15/50)	80	57,507
4.25%, 10/01/44 (Call 04/01/44)	40	30,700
4.25%, 11/30/46 (Call 05/30/46)	35	26,667
4.75%, 03/15/42 (Call 09/15/41)	30	25,299
5.85%, 03/08/53 (Call 09/08/52)	169	164,226
6.65%, 01/15/54 (Call 07/15/53)	35	37,541
6.75%, 02/01/40 (Call 11/01/39)	71	75,353
Trust Fibra Uno, 6.39%, 01/15/50 (Call 07/15/49)(f)	200	152,573
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)(b)	55	43,031
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	20	14,918
4.88%, 04/15/49 (Call 10/15/48)	45	35,869
5.70%, 09/30/43 (Call 03/30/43)	50	44,732
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	90	77,538
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	120	76,242
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	40	41,250
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	40	30,351
		3,151,826
Retail — 1.5%
7-Eleven Inc.
2.50%, 02/10/41 (Call 09/10/40)(a)	75	48,071
2.80%, 02/10/51 (Call 08/10/50)(a)	145	85,530
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)	120	84,187
3.63%, 05/13/51 (Call 11/13/50)(a)	25	16,552
4.50%, 07/26/47 (Call 01/26/47)(a)	95	73,098
Bath & Body Works Inc.
6.75%, 07/01/36	70	65,065
6.88%, 11/01/35	105	99,319
7.60%, 07/15/37	25	22,851
CK Hutchison International 20 Ltd., 3.38%, 05/08/50
(Call 11/08/49)(a)	200	140,926
CK Hutchison International 21 Ltd., 3.13%, 04/15/41
(Call 10/15/40)(a)	100	73,121
Darden Restaurants Inc., 4.55%, 02/15/48
(Call 08/15/47)	55	43,731
Dick's Sporting Goods Inc., 4.10%, 01/15/52
(Call 07/15/51)	80	53,401
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	55	40,313
5.50%, 11/01/52 (Call 05/01/52)(b)	40	35,713
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	10	6,355
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	115	67,110
2.75%, 09/15/51 (Call 03/15/51)	125	78,797
3.13%, 12/15/49 (Call 06/15/49)	130	89,518
3.30%, 04/15/40 (Call 10/15/39)	75	58,463
3.35%, 04/15/50 (Call 10/15/49)	130	93,630
3.50%, 09/15/56 (Call 03/15/56)	95	68,189
3.63%, 04/15/52 (Call 10/15/51)	150	112,771
3.90%, 06/15/47 (Call 12/15/46)	127	101,570
4.20%, 04/01/43 (Call 10/01/42)	85	72,870
4.25%, 04/01/46 (Call 10/01/45)	150	126,832
4.40%, 03/15/45 (Call 09/15/44)	123	107,166
4.50%, 12/06/48 (Call 06/06/48)	175	154,432

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)	$114	$106,356
4.95%, 09/15/52 (Call 03/15/52)(b)	105	99,485
5.40%, 09/15/40 (Call 03/15/40)	66	66,066
5.88%, 12/16/36	324	345,900
5.95%, 04/01/41 (Call 10/01/40)	122	128,527
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	45	27,982
Lowe's Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	115	78,060
3.00%, 10/15/50 (Call 04/15/50)	125	78,765
3.50%, 04/01/51 (Call 10/01/50)	10	6,863
3.70%, 04/15/46 (Call 10/15/45)	203	149,194
4.05%, 05/03/47 (Call 11/03/46)	95	73,336
4.25%, 04/01/52 (Call 10/01/51)	190	149,074
4.38%, 09/15/45 (Call 03/15/45)	53	43,255
4.45%, 04/01/62 (Call 10/01/61)	95	73,451
4.65%, 04/15/42 (Call 10/15/41)	100	86,963
5.13%, 04/15/50 (Call 10/15/49)	75	67,293
5.50%, 10/15/35	65	65,325
5.63%, 04/15/53 (Call 10/15/52)	140	136,082
5.75%, 07/01/53 (Call 01/01/53)	120	118,314
5.80%, 09/15/62 (Call 03/15/62)	115	111,014
5.85%, 04/01/63 (Call 10/01/62)	75	72,752
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	25	15,904
4.50%, 12/15/34 (Call 06/15/34)	37	27,795
5.13%, 01/15/42 (Call 07/15/41)	25	17,696
6.38%, 03/15/37	25	20,214
6.70%, 07/15/34(a)(b)	20	16,042
Marks & Spencer PLC, 7.13%, 12/01/37(a)	35	33,412
McDonald's Corp.
3.63%, 05/01/43	35	26,859
3.63%, 09/01/49 (Call 03/01/49)	105	78,081
3.70%, 02/15/42	100	78,854
4.20%, 04/01/50 (Call 10/01/49)	95	77,330
4.45%, 03/01/47 (Call 09/01/46)	120	102,409
4.45%, 09/01/48 (Call 03/01/48)	80	68,623
4.60%, 05/26/45 (Call 11/26/44)	35	30,785
4.70%, 12/09/35 (Call 06/09/35)	114	107,821
4.88%, 07/15/40	35	32,266
4.88%, 12/09/45 (Call 06/09/45)	212	192,731
5.15%, 09/09/52 (Call 03/09/52)	60	56,325
5.45%, 08/14/53 (Call 02/14/53)	95	93,630
5.70%, 02/01/39	60	60,871
6.30%, 10/15/37	60	65,050
6.30%, 03/01/38	105	114,169
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	105	69,609
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)(b)	45	24,813
5.95%, 03/15/43	30	15,599
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	60	41,671
3.50%, 11/15/50 (Call 05/15/50)	110	79,378
3.75%, 12/01/47 (Call 06/01/47)	65	48,578
4.30%, 06/15/45 (Call 12/10/44)	30	24,997
4.45%, 08/15/49 (Call 02/15/49)	120	101,594
4.50%, 11/15/48 (Call 05/15/48)	120	102,558
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	60	39,231
3.63%, 04/15/46	89	68,420
3.90%, 11/15/47 (Call 05/15/47)	70	55,824
4.00%, 07/01/42	130	110,280

Security	Par (000)	Value

Retail (continued)
4.80%, 01/15/53 (Call 07/15/52)	$125	$114,330
6.50%, 10/15/37	5	5,536
7.00%, 01/15/38	100	115,859
TJX Companies Inc. (The), 4.50%, 04/15/50
(Call 10/15/49)	45	39,417
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	141	91,597
4.50%, 11/18/34 (Call 05/18/34)	40	33,651
4.80%, 11/18/44 (Call 05/18/44)	80	59,058
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	115	80,001
2.65%, 09/22/51 (Call 03/22/51)	155	100,375
2.95%, 09/24/49 (Call 03/24/49)	55	38,154
3.95%, 06/28/38 (Call 12/28/37)	165	148,012
4.00%, 04/11/43 (Call 10/11/42)	95	81,339
4.05%, 06/29/48 (Call 12/29/47)	279	239,200
4.30%, 04/22/44 (Call 10/22/43)	30	26,732
4.50%, 09/09/52 (Call 03/09/52)	155	141,192
4.50%, 04/15/53 (Call 10/15/52)	105	95,679
5.25%, 09/01/35	25	26,177
5.63%, 04/01/40	75	79,116
5.63%, 04/15/41	5	5,277
6.20%, 04/15/38	75	84,291
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	30	27,699
6.88%, 11/15/37	35	37,109
		7,872,858
Semiconductors — 1.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52
(Call 12/01/51)	70	61,236
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	85	59,705
2.95%, 10/01/51 (Call 04/01/51)	115	75,922
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)(b)	60	39,780
4.35%, 04/01/47 (Call 10/01/46)	97	85,116
5.10%, 10/01/35 (Call 04/01/35)	62	62,678
5.85%, 06/15/41	65	68,100
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	400	311,507
3.19%, 11/15/36 (Call 08/15/36)(a)	340	259,716
3.47%, 04/15/34 (Call 01/15/34)(a)	85	70,688
3.50%, 02/15/41 (Call 08/15/40)(a)	330	246,351
3.75%, 02/15/51 (Call 08/15/50)(a)	235	170,351
4.93%, 05/15/37 (Call 02/15/37)(a)	315	288,607
Foundry JV Holdco LLC, 5.88%, 01/25/34
(Call 10/25/33)(a)	5	4,958
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	95	67,171
3.05%, 08/12/51 (Call 02/12/51)	120	79,266
3.10%, 02/15/60 (Call 08/15/59)	100	63,930
3.20%, 08/12/61 (Call 02/12/61)	125	79,792
3.25%, 11/15/49 (Call 05/15/49)	175	121,013
3.73%, 12/08/47 (Call 06/08/47)	260	199,667
4.10%, 05/19/46 (Call 11/19/45)	131	107,320
4.10%, 05/11/47 (Call 11/11/46)	75	60,897
4.25%, 12/15/42	100	85,335
4.60%, 03/25/40 (Call 09/25/39)	55	51,075
4.75%, 03/25/50 (Call 09/25/49)	95	84,328
4.80%, 10/01/41	150	138,107
4.90%, 07/29/45 (Call 01/29/45)	45	42,878

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.90%, 08/05/52 (Call 02/05/52)	$155	$141,708
4.95%, 03/25/60 (Call 09/25/59)(b)	60	55,188
5.05%, 08/05/62 (Call 02/05/62)	80	73,723
5.63%, 02/10/43 (Call 08/10/42)	170	172,912
5.70%, 02/10/53 (Call 08/10/52)	255	259,381
5.90%, 02/10/63 (Call 08/10/62)	150	156,562
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	195	139,170
4.95%, 07/15/52 (Call 01/15/52)	25	23,495
5.00%, 03/15/49 (Call 09/15/48)	115	106,841
5.25%, 07/15/62 (Call 01/15/62)	25	24,036
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	115	75,226
3.13%, 06/15/60 (Call 12/15/59)	15	9,509
4.88%, 03/15/49 (Call 09/15/48)	90	83,075
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	70	48,987
3.48%, 11/01/51 (Call 05/01/51)	60	39,904
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	281	231,296
3.50%, 04/01/50 (Call 10/01/49)	130	100,600
3.70%, 04/01/60 (Call 10/01/59)	45	34,531
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	30	20,598
3.25%, 05/11/41 (Call 11/11/40)	125	89,225
3.25%, 11/30/51 (Call 05/30/51)	65	42,467
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(b)	100	72,037
4.30%, 05/20/47 (Call 11/20/46)	127	109,063
4.50%, 05/20/52 (Call 11/20/51)	135	116,956
4.65%, 05/20/35 (Call 11/20/34)	107	105,016
4.80%, 05/20/45 (Call 11/20/44)	145	135,372
6.00%, 05/20/53 (Call 11/20/52)	120	130,048
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	50	31,487
3.88%, 03/15/39 (Call 09/15/38)	190	165,415
4.10%, 08/16/52 (Call 02/16/52)	5	4,079
4.15%, 05/15/48 (Call 11/15/47)	140	118,626
5.00%, 03/14/53 (Call 09/14/52)	135	129,446
5.05%, 05/18/63 (Call 11/18/62)	80	75,699
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	5	3,765
3.25%, 10/25/51 (Call 04/25/51)	200	142,513
		6,253,450
Software — 1.3%
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	45	29,100
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	65	45,442
4.50%, 08/15/46 (Call 02/15/46)	30	23,810
5.63%, 07/15/52 (Call 01/15/52)	70	67,472
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	210	172,286
Intuit Inc., 5.50%, 09/15/53 (Call 03/15/53)	65	66,756
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(a)	100	63,461
2.53%, 06/01/50 (Call 12/01/49)	654	420,489
2.68%, 06/01/60 (Call 12/01/59)	409	257,296
2.92%, 03/17/52 (Call 09/17/51)	575	397,355
3.04%, 03/17/62 (Call 09/17/61)	242	164,348
3.45%, 08/08/36 (Call 02/08/36)	262	230,704
3.50%, 02/12/35 (Call 08/12/34)	220	201,007
3.50%, 11/15/42	60	49,293

Security	Par (000)	Value

Software (continued)
3.70%, 08/08/46 (Call 02/08/46)	$205	$169,808
3.75%, 02/12/45 (Call 08/12/44)	10	8,462
4.10%, 02/06/37 (Call 08/06/36)	195	183,151
4.20%, 11/03/35 (Call 05/03/35)	80	77,074
4.25%, 02/06/47 (Call 08/06/46)	60	55,226
4.45%, 11/03/45 (Call 05/03/45)	90	85,605
4.50%, 10/01/40	60	58,885
4.50%, 06/15/47 (Call 12/15/46)(a)	91	84,766
4.50%, 02/06/57 (Call 08/06/56)	130	119,875
5.20%, 06/01/39	20	20,908
5.30%, 02/08/41	30	31,994
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	305	231,659
3.60%, 04/01/50 (Call 10/01/49)	396	276,875
3.65%, 03/25/41 (Call 09/25/40)	215	162,665
3.80%, 11/15/37 (Call 05/15/37)	188	153,055
3.85%, 07/15/36 (Call 01/15/36)	145	121,163
3.85%, 04/01/60 (Call 10/01/59)	375	257,298
3.90%, 05/15/35 (Call 11/15/34)	125	106,925
3.95%, 03/25/51 (Call 09/25/50)	330	243,964
4.00%, 07/15/46 (Call 01/15/46)	289	219,337
4.00%, 11/15/47 (Call 05/15/47)	226	170,628
4.10%, 03/25/61 (Call 09/25/60)	160	114,937
4.13%, 05/15/45 (Call 11/15/44)	185	144,345
4.30%, 07/08/34 (Call 01/08/34)	190	171,357
4.38%, 05/15/55 (Call 11/15/54)	100	77,117
4.50%, 07/08/44 (Call 01/08/44)	136	113,518
5.38%, 07/15/40	254	239,111
5.55%, 02/06/53 (Call 08/06/52)	225	211,937
6.13%, 07/08/39	159	162,778
6.50%, 04/15/38	86	91,842
6.90%, 11/09/52 (Call 05/09/52)	265	295,532
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	115	81,737
2.90%, 07/15/51 (Call 01/15/51)	250	165,772
3.05%, 07/15/61 (Call 01/15/61)	120	76,799
		6,974,924
Telecommunications — 2.9%
America Movil SAB de CV
6.13%, 11/15/37	135	138,684
6.13%, 03/30/40	224	230,946
6.38%, 03/01/35	161	171,299
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	225	175,098
3.10%, 02/01/43 (Call 08/01/42)(b)	185	131,211
3.30%, 02/01/52 (Call 08/01/51)	50	32,878
3.50%, 06/01/41 (Call 12/01/40)	260	193,151
3.50%, 09/15/53 (Call 03/15/53)	805	536,323
3.55%, 09/15/55 (Call 03/15/55)	815	538,166
3.65%, 06/01/51 (Call 12/01/50)	300	208,891
3.65%, 09/15/59 (Call 03/15/59)	696	459,192
3.80%, 12/01/57 (Call 06/01/57)	610	416,895
3.85%, 06/01/60 (Call 12/01/59)	130	88,949
4.30%, 12/15/42 (Call 06/15/42)	130	106,323
4.35%, 06/15/45 (Call 12/15/44)	50	39,899
4.50%, 05/15/35 (Call 11/15/34)	305	275,721
4.50%, 03/09/48 (Call 09/09/47)	160	130,139
4.55%, 03/09/49 (Call 09/09/48)	170	137,839
4.65%, 06/01/44 (Call 12/01/43)	135	112,227
4.75%, 05/15/46 (Call 11/15/45)	235	198,859
4.80%, 06/15/44 (Call 12/15/43)	50	42,740

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.85%, 03/01/39 (Call 09/01/38)	$165	$148,099
4.90%, 08/15/37 (Call 02/14/37)	120	109,324
5.15%, 03/15/42	140	126,962
5.15%, 11/15/46 (Call 05/15/46)	15	13,365
5.15%, 02/15/50 (Call 08/14/49)	140	123,708
5.25%, 03/01/37 (Call 09/01/36)	50	47,707
5.40%, 02/15/34 (Call 11/15/33)	250	247,246
5.65%, 02/15/47 (Call 08/15/46)	145	142,572
5.70%, 03/01/57 (Call 09/01/56)	5	4,643
6.00%, 08/15/40 (Call 05/15/40)	5	5,012
6.38%, 03/01/41	140	144,915
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50
(Call 02/19/50)(f)	200	126,074
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	80	57,114
4.30%, 07/29/49 (Call 01/29/49)	105	83,603
4.46%, 04/01/48 (Call 10/01/47)	65	54,362
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	90	58,561
Cisco Systems Inc.
5.50%, 01/15/40	235	240,665
5.90%, 02/15/39	249	265,224
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	95	70,466
4.38%, 11/15/57 (Call 05/15/57)	75	59,392
4.70%, 03/15/37	30	27,321
4.75%, 03/15/42	60	52,580
5.35%, 11/15/48 (Call 05/15/48)	45	41,571
5.45%, 11/15/79 (Call 05/15/79)	55	48,034
5.75%, 08/15/40	51	50,467
5.85%, 11/15/68 (Call 05/15/68)	46	42,449
Deutsche Telekom AG, 3.63%, 01/21/50
(Call 07/21/49)(a)	150	111,017
Embarq Corp., 8.00%, 06/01/36	157	89,910
Juniper Networks Inc., 5.95%, 03/15/41	36	33,914
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	38	9,380
Series U, 7.65%, 03/15/42	30	6,948
Motorola Solutions Inc., 5.50%, 09/01/44	51	47,249
Nokia OYJ, 6.63%, 05/15/39	65	61,067
Orange SA
5.38%, 01/13/42	5	4,728
5.50%, 02/06/44 (Call 08/06/43)	30	28,711
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	91	63,029
4.30%, 02/15/48 (Call 08/15/47)	80	60,434
4.35%, 05/01/49 (Call 11/01/48)	158	121,618
4.50%, 03/15/42 (Call 09/15/41)	85	70,043
4.50%, 03/15/43 (Call 09/15/42)	60	48,561
4.55%, 03/15/52 (Call 09/15/51)	235	186,340
5.00%, 03/15/44 (Call 09/15/43)	100	85,920
5.45%, 10/01/43 (Call 04/01/43)	25	22,620
7.50%, 08/15/38	100	108,656
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	89	64,138
Telecom Italia Capital SA
6.00%, 09/30/34	110	99,424
7.20%, 07/18/36	105	101,832
7.72%, 06/04/38	108	107,638
Telefonica Emisiones SA
4.90%, 03/06/48	170	138,228
5.21%, 03/08/47	175	149,844
5.52%, 03/01/49 (Call 09/01/48)	200	177,904

Security	Par (000)	Value

Telecommunications (continued)
7.05%, 06/20/36	$175	$189,942
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	80	61,990
4.60%, 11/16/48 (Call 05/16/48)	5	4,098
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	170	119,734
3.30%, 02/15/51 (Call 08/15/50)	325	217,516
3.40%, 10/15/52 (Call 04/15/52)	325	218,600
3.60%, 11/15/60 (Call 05/15/60)	190	126,714
4.38%, 04/15/40 (Call 10/15/39)	265	226,476
4.50%, 04/15/50 (Call 10/15/49)	360	297,948
5.65%, 01/15/53 (Call 07/15/52)	225	219,503
5.75%, 01/15/54 (Call 07/15/53)	115	113,698
5.80%, 09/15/62 (Call 03/15/62)	100	98,148
6.00%, 06/15/54 (Call 12/15/53)	20	20,440
U.S. Cellular Corp., 6.70%, 12/15/33	60	58,814
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	240	163,420
2.85%, 09/03/41 (Call 03/03/41)	60	41,679
2.88%, 11/20/50 (Call 05/20/50)	260	164,297
2.99%, 10/30/56 (Call 04/30/56)	438	268,730
3.00%, 11/20/60 (Call 05/20/60)	220	133,636
3.40%, 03/22/41 (Call 09/22/40)	410	309,979
3.55%, 03/22/51 (Call 09/22/50)	515	368,602
3.70%, 03/22/61 (Call 09/22/60)	410	289,937
3.85%, 11/01/42 (Call 05/01/42)	100	79,355
3.88%, 03/01/52 (Call 09/01/51)	160	121,510
4.00%, 03/22/50 (Call 09/22/49)	145	112,314
4.13%, 08/15/46	155	125,071
4.27%, 01/15/36	5	4,484
4.40%, 11/01/34 (Call 05/01/34)	230	211,489
4.67%, 03/15/55	115	99,104
4.75%, 11/01/41	87	80,401
4.81%, 03/15/39	160	146,429
4.86%, 08/21/46	265	236,065
5.01%, 08/21/54	25	22,726
5.25%, 03/16/37	10	9,911
5.50%, 03/16/47(b)	120	117,610
5.85%, 09/15/35	85	88,481
6.55%, 09/15/43	100	109,311
Vodafone Group PLC
4.25%, 09/17/50	180	138,794
4.38%, 02/19/43	128	105,054
4.88%, 06/19/49	250	212,580
5.00%, 05/30/38	50	47,647
5.13%, 06/19/59	65	55,058
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(c)	105	72,804
5.25%, 05/30/48	10	9,138
5.63%, 02/10/53 (Call 08/10/52)	120	114,104
5.75%, 02/10/63 (Call 08/10/62)	65	61,598
6.15%, 02/27/37	170	175,298
		15,026,256
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	35	28,990
6.35%, 03/15/40	50	48,513
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	30	25,566
		103,069

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	$10	$6,625
3.30%, 09/15/51 (Call 03/15/51)	140	97,851
3.55%, 02/15/50 (Call 08/15/49)	50	37,118
3.90%, 08/01/46 (Call 02/01/46)	88	69,511
4.05%, 06/15/48 (Call 12/15/47)	115	92,426
4.13%, 06/15/47 (Call 12/15/46)	105	85,558
4.15%, 04/01/45 (Call 10/01/44)	90	74,322
4.15%, 12/15/48 (Call 06/15/48)	106	86,541
4.38%, 09/01/42 (Call 03/01/42)	90	77,722
4.45%, 03/15/43 (Call 09/15/42)	119	103,275
4.45%, 01/15/53 (Call 07/15/52)	140	120,967
4.55%, 09/01/44 (Call 03/01/44)	135	118,328
4.70%, 09/01/45 (Call 03/01/45)	20	17,721
4.90%, 04/01/44 (Call 10/01/43)	119	110,940
4.95%, 09/15/41 (Call 03/15/41)	55	51,363
5.05%, 03/01/41 (Call 09/01/40)	55	52,114
5.15%, 09/01/43 (Call 03/01/43)	110	105,050
5.20%, 04/15/54 (Call 10/15/53)	110	106,777
5.40%, 06/01/41 (Call 12/01/40)	55	54,905
5.75%, 05/01/40 (Call 11/01/39)	80	82,794
6.15%, 05/01/37	70	75,231
6.20%, 08/15/36	55	59,216
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	90	54,010
3.20%, 08/02/46 (Call 02/02/46)	40	28,444
3.65%, 02/03/48 (Call 08/03/47)	90	68,943
4.40%, 08/05/52 (Call 02/05/52)	80	68,906
4.45%, 01/20/49 (Call 07/20/48)	75	64,245
6.13%, 11/01/53 (Call 05/01/53)	15	16,652
6.20%, 06/01/36	35	37,650
6.38%, 11/15/37	53	56,989
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	55	48,030
3.10%, 12/02/51 (Call 06/02/51)	205	137,049
3.50%, 05/01/50 (Call 11/01/49)	45	31,745
4.20%, 11/15/69 (Call 05/15/69)	49	36,869
4.30%, 05/15/43 (Call 11/15/42)	45	36,918
4.70%, 05/01/48 (Call 11/01/47)	55	46,729
4.80%, 09/15/35 (Call 03/15/35)	50	46,688
4.80%, 08/01/45 (Call 02/01/45)	40	35,172
4.95%, 08/15/45 (Call 02/15/45)	60	53,226
5.95%, 05/15/37	51	52,001
6.13%, 09/15/2115 (Call 03/15/2115)	78	79,089
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	115	79,907
3.80%, 11/01/46 (Call 05/01/46)	47	35,918
3.80%, 04/15/50 (Call 10/15/49)	35	26,364
3.95%, 05/01/50 (Call 11/01/49)	41	31,907
4.10%, 03/15/44 (Call 09/15/43)	148	120,470
4.25%, 11/01/66 (Call 05/01/66)	35	27,253
4.30%, 03/01/48 (Call 09/01/47)	95	78,276
4.40%, 03/01/43 (Call 09/01/42)	96	81,643
4.50%, 03/15/49 (Call 09/15/48)	20	16,775
4.50%, 11/15/52 (Call 05/15/52)	165	141,041
4.50%, 08/01/54 (Call 02/01/54)	85	71,855
4.65%, 03/01/68 (Call 09/01/67)	20	16,663
4.75%, 05/30/42 (Call 11/30/41)	125	112,113
4.75%, 11/15/48 (Call 05/15/48)	5	4,366
5.50%, 04/15/41 (Call 10/15/40)	100	98,093
6.00%, 10/01/36	40	42,036

Security	Par (000)	Value

Transportation (continued)
6.15%, 05/01/37	$45	$47,893
6.22%, 04/30/40	60	63,682
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(f)	200	161,810
FedEx Corp.
3.90%, 02/01/35	40	34,672
4.05%, 02/15/48 (Call 08/15/47)	115	88,812
4.10%, 04/15/43	75	59,527
4.10%, 02/01/45	130	102,023
4.40%, 01/15/47 (Call 07/15/46)	82	66,706
4.55%, 04/01/46 (Call 10/01/45)	126	106,106
4.75%, 11/15/45 (Call 05/15/45)	133	114,831
4.95%, 10/17/48 (Call 04/17/48)	70	61,971
5.10%, 01/15/44	73	66,131
5.25%, 05/15/50 (Call 11/15/49)(b)	200	185,779
FedEx Corp. Pass Through Trust, Series 2020-1,
Class AA, 1.88%, 08/20/35	4	3,381
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	147,877
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	89	86,273
MV24 Capital BV, 6.75%, 06/01/34(f)	168	151,206
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	50	31,033
3.05%, 05/15/50 (Call 11/15/49)	80	52,078
3.16%, 05/15/55 (Call 11/15/54)	163	104,227
3.40%, 11/01/49 (Call 05/01/49)	90	62,522
3.70%, 03/15/53 (Call 09/15/52)	75	54,032
3.94%, 11/01/47 (Call 05/01/47)	99	76,375
3.95%, 10/01/42 (Call 04/01/42)	76	60,430
4.05%, 08/15/52 (Call 02/15/52)	85	65,688
4.10%, 05/15/49 (Call 11/15/48)	65	51,055
4.10%, 05/15/2121 (Call 11/15/2120)	25	17,238
4.15%, 02/28/48 (Call 08/28/47)	10	7,942
4.55%, 06/01/53 (Call 12/01/52)	110	92,662
4.65%, 01/15/46 (Call 07/15/45)	50	42,696
4.84%, 10/01/41	100	90,196
5.10%, 08/01/2118 (Call 02/01/2118)	5	4,149
5.35%, 08/01/54 (Call 02/01/54)	100	95,476
5.95%, 03/15/64 (Call 09/15/63)	75	76,726
Polar Tankers Inc., 5.95%, 05/10/37(a)	66	65,732
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	30	19,569
2.97%, 09/16/62 (Call 03/16/62)	35	21,192
3.20%, 05/20/41 (Call 11/20/40)	110	82,363
3.25%, 02/05/50 (Call 08/05/49)	265	186,935
3.38%, 02/01/35 (Call 08/01/34)	40	33,534
3.38%, 02/14/42 (Call 08/14/41)	40	30,533
3.50%, 02/14/53 (Call 08/14/52)	100	72,978
3.55%, 08/15/39 (Call 02/15/39)	140	112,292
3.55%, 05/20/61 (Call 11/20/60)	80	54,994
3.60%, 09/15/37 (Call 03/15/37)	151	125,510
3.75%, 02/05/70 (Call 08/05/69)	65	45,527
3.80%, 10/01/51 (Call 04/01/51)	129	99,971
3.80%, 04/06/71 (Call 10/06/70)	50	35,824
3.84%, 03/20/60 (Call 09/20/59)	247	183,920
3.85%, 02/14/72 (Call 08/14/71)	25	17,848
3.88%, 02/01/55 (Call 08/01/54)	65	48,850
3.95%, 08/15/59 (Call 02/15/59)	60	45,111
4.00%, 04/15/47 (Call 10/15/46)	105	82,207
4.05%, 11/15/45 (Call 05/15/45)	60	47,261
4.05%, 03/01/46 (Call 09/01/45)	50	39,685
4.10%, 09/15/67 (Call 03/15/67)	65	49,188

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.30%, 03/01/49 (Call 09/01/48)	$125	$102,685
4.50%, 09/10/48 (Call 03/10/48)	45	38,056
4.95%, 09/09/52 (Call 03/09/52)	15	14,045
5.15%, 01/20/63 (Call 07/20/62)	55	51,293
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	70	51,865
3.63%, 10/01/42	45	35,841
3.75%, 11/15/47 (Call 05/15/47)	122	96,213
4.25%, 03/15/49 (Call 09/15/48)	120	101,204
4.88%, 11/15/40 (Call 05/15/40)	65	61,555
5.05%, 03/03/53 (Call 09/03/52)	105	101,122
5.20%, 04/01/40 (Call 10/01/39)	80	78,930
5.30%, 04/01/50 (Call 10/01/49)	95	94,275
6.20%, 01/15/38	210	229,407
XPO CNW Inc., 6.70%, 05/01/34	35	34,843
		8,795,953
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	90	54,337
5.20%, 03/15/44 (Call 09/15/43)	60	51,799
6.05%, 03/15/34 (Call 12/15/33)	50	49,686
6.90%, 05/01/34 (Call 02/01/34)	25	26,337
		182,159
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	45	30,492
3.45%, 05/01/50 (Call 11/01/49)	75	53,176
3.75%, 09/01/47 (Call 03/01/47)	75	56,860
4.00%, 12/01/46 (Call 06/01/46)	30	23,161
4.15%, 06/01/49 (Call 12/01/48)	60	47,998
4.20%, 09/01/48 (Call 03/01/48)	55	44,638
4.30%, 12/01/42 (Call 06/01/42)	50	42,029
4.30%, 09/01/45 (Call 03/01/45)	75	61,323
6.59%, 10/15/37	50	55,353
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	55	36,138
4.28%, 05/01/49 (Call 11/01/48)	105	80,880
5.30%, 05/01/52 (Call 11/01/51)	35	31,059
		563,107
Total Corporate Bonds & Notes — 48.6%
(Cost: $296,404,383)		253,259,157

Foreign Government Obligations(g)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(f)	200	154,406

Argentina — 0.5%
Argentina Bonar Bonds
3.50%, 07/09/41(e)	59	17,868
3.63%, 07/09/35(e)	1,385	423,148
4.25%, 01/09/38(e)	305	100,725
Argentine Republic Government International Bond
3.50%, 07/09/41 (Call 01/09/24)(e)	1,090	356,752
3.63%, 07/09/35 (Call 01/09/24)(e)	2,730	886,032
3.63%, 07/09/46 (Call 01/09/24)(e)	300	98,145
4.25%, 01/09/38 (Call 01/09/24)(e)	1,400	513,523

Security	Par (000)	Value

Argentina (continued)
Provincia de Buenos Aires/Government Bonds
5.50%, 09/01/37(e)(f)	$60	$17,387
6.38%, 09/01/37(e)(f)	650	239,035
		2,652,615
Bahrain — 0.1%
Bahrain Government International Bond
6.00%, 09/19/44(f)	200	158,552
7.50%, 09/20/47(f)	200	183,390
		341,942
Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	6,230

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	400	289,260
5.00%, 01/27/45(b)	400	307,816
5.63%, 01/07/41	200	174,282
5.63%, 02/21/47	200	165,083
7.13%, 01/20/37(b)	185	192,543
8.25%, 01/20/34	160	179,954
		1,308,938
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52
(Call 10/19/51)(a)	5	3,806
Province of British Columbia Canada, 7.25%, 09/01/36	85	102,979
		106,785
Chile — 0.3%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	143,333
3.10%, 01/22/61 (Call 07/22/60)	200	122,967
3.25%, 09/21/71 (Call 03/21/71)	200	122,548
3.50%, 01/31/34 (Call 10/31/33)	200	171,984
3.50%, 01/25/50 (Call 07/25/49)	200	142,042
3.50%, 04/15/53 (Call 10/15/52)	200	140,134
4.00%, 01/31/52 (Call 07/31/51)(b)	200	153,749
4.34%, 03/07/42 (Call 09/07/41)	200	168,932
4.95%, 01/05/36 (Call 10/05/35)	200	190,364
5.33%, 01/05/54 (Call 07/05/53)	200	187,259
		1,543,312
China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	152,263
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	166,158
		318,421
Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61 (Call 08/15/60)	200	111,990
4.13%, 02/22/42 (Call 08/22/41)	200	130,487
4.13%, 05/15/51 (Call 11/15/50)	200	120,568
5.00%, 06/15/45 (Call 12/15/44)	600	424,587
5.20%, 05/15/49 (Call 11/15/48)	200	141,893
5.63%, 02/26/44 (Call 08/26/43)	200	153,721
6.13%, 01/18/41	200	166,597
7.38%, 09/18/37	150	145,085
7.50%, 02/02/34 (Call 11/02/33)	200	199,862
8.00%, 11/14/35 (Call 08/14/35)	200	206,899
		1,801,689

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Costa Rica — 0.1%
Costa Rica Government International Bond
7.00%, 04/04/44(f)	$200	$200,412
7.16%, 03/12/45(f)	200	203,223
7.30%, 11/13/54 (Call 05/13/53)(a)	200	204,726
		608,361
Dominican Republic — 0.2%
Dominican Republic International Bond
5.30%, 01/21/41(f)	150	121,203
5.88%, 01/30/60(f)	300	241,038
6.40%, 06/05/49(f)	150	132,267
6.50%, 02/15/48(f)	150	133,722
6.85%, 01/27/45(f)	150	139,402
7.45%, 04/30/44(f)	200	198,116
		965,748
Ecuador — 0.1%
Ecuador Government International Bond
2.50%, 07/31/40(e)(f)	340	106,480
3.50%, 07/31/35(e)(f)	750	265,542
		372,022
Egypt — 0.1%
Egypt Government International Bond
7.50%, 02/16/61(f)	200	108,307
7.90%, 02/21/48(f)	200	110,013
8.50%, 01/31/47(f)	400	229,177
8.70%, 03/01/49(f)	200	114,518
8.88%, 05/29/50(f)	200	116,189
		678,204
El Salvador — 0.1%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	133,728
7.65%, 06/15/35(f)	215	159,646
		293,374
Ghana — 0.0%
Ghana Government International Bond
8.75%, 03/11/61(f)(h)(i)	400	169,393
8.88%, 05/07/42(f)(h)(i)	200	84,210
		253,603
Guatemala — 0.0%
Guatemala Government Bond, 6.13%, 06/01/50
(Call 12/01/49)(f)	200	170,983
Hong Kong — 0.1%
Airport Authority Hong Kong, 3.25%, 01/12/52
(Call 07/12/51)(a)	200	141,291
Hong Kong Government International Bond, 5.25%,
01/11/53(a)	200	208,629
		349,920
Hungary — 0.1%
Hungary Government International Bond
3.13%, 09/21/51(f)	200	121,837
6.75%, 09/25/52(f)	200	204,007
7.63%, 03/29/41	200	221,378
		547,222
Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	138,335
3.20%, 09/23/61 (Call 03/23/61)	200	129,835
3.70%, 10/30/49	200	152,497
4.20%, 10/15/50	200	164,460

Security	Par (000)	Value

Indonesia (continued)
4.35%, 01/11/48	$200	$170,812
4.45%, 04/15/70	200	163,728
4.63%, 04/15/43(f)	200	182,354
4.75%, 07/18/47(f)	200	182,264
5.13%, 01/15/45(f)	200	192,149
5.25%, 01/17/42(f)	200	196,599
5.45%, 09/20/52 (Call 03/20/52)	200	196,120
5.95%, 01/08/46(f)	200	209,949
6.63%, 02/17/37(f)	200	223,335
6.75%, 01/15/44(f)	200	227,906
7.75%, 01/17/38(f)	200	245,385
8.50%, 10/12/35(f)	100	126,997
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	200	152,425
		3,055,150
Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	42,293
Israel Government International Bond
3.88%, 07/03/50	200	144,342
4.50%, 01/30/43	200	165,794
State of Israel
3.38%, 01/15/50	200	132,162
3.80%, 05/13/60(f)	600	403,617
		888,208
Italy — 0.1%
Republic of Italy Government International Bond
3.88%, 05/06/51	180	120,296
4.00%, 10/17/49	340	238,742
		359,038
Jamaica — 0.1%
Jamaica Government International Bond
7.88%, 07/28/45	200	236,114
8.00%, 03/15/39	100	121,037
		357,151
Jordan — 0.0%
Jordan Government International Bond, 7.38%, 10/10/47(f)	200	173,861

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 6.50%, 07/21/45(f)	200	210,886

Kenya — 0.0%
Republic of Kenya Government International Bond, 6.30%, 01/23/34(f)	200	148,994

Lebanon — 0.0%
Lebanon Government International Bond
7.05%, 11/02/35(f)(h)(i)	100	5,746
7.25%, 03/23/37(f)(h)	50	2,867
		8,613
Mexico — 0.7%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	400	326,062
3.75%, 04/19/71 (Call 10/19/70)	400	248,786
3.77%, 05/24/61 (Call 11/24/60)	200	126,894
4.28%, 08/14/41 (Call 02/14/41)	300	234,624
4.35%, 01/15/47	200	150,621
4.40%, 02/12/52 (Call 08/12/51)	200	147,892
4.50%, 01/31/50 (Call 07/31/49)	200	153,188
4.60%, 01/23/46	200	156,516

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.60%, 02/10/48	$200	$155,073
4.75%, 03/08/44	350	282,468
5.00%, 04/27/51 (Call 10/27/50)	200	163,122
5.55%, 01/21/45(b)	300	270,731
5.75%, 10/12/2110	250	208,660
6.05%, 01/11/40	350	336,571
6.34%, 05/04/53 (Call 11/04/52)	200	191,204
6.35%, 02/09/35 (Call 11/09/34)	200	202,018
6.75%, 09/27/34	160	166,926
		3,521,356
Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	132,587

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	145,395
8.25%, 09/28/51(f)	200	151,148
		296,543
Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	192,147
6.75%, 01/17/48(f)	200	194,969
7.00%, 01/25/51(f)	200	201,886
		589,002
Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	400	225,557
4.30%, 04/29/53	200	124,504
4.50%, 04/16/50 (Call 10/16/49)	400	261,170
4.50%, 04/01/56 (Call 10/01/55)	200	126,642
4.50%, 01/19/63 (Call 07/19/62)	200	123,394
6.40%, 02/14/35 (Call 11/14/34)	200	187,441
6.70%, 01/26/36	275	261,946
6.85%, 03/28/54 (Call 09/28/53)	200	177,375
		1,488,029
Paraguay — 0.0%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	183,269

Peru — 0.2%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	210	121,735
3.00%, 01/15/34 (Call 10/15/33)	285	230,106
3.23%, 07/28/2121 (Call 01/28/2121)	80	46,208
3.30%, 03/11/41 (Call 09/11/40)	100	73,101
3.55%, 03/10/51 (Call 09/10/50)	200	141,242
3.60%, 01/15/72 (Call 07/15/71)	125	81,195
5.63%, 11/18/50	275	267,139
6.55%, 03/14/37	115	123,021
		1,083,747
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	129,501
3.20%, 07/06/46	200	140,996
3.70%, 03/01/41	200	159,578
3.70%, 02/02/42	200	158,350
3.95%, 01/20/40	300	253,310
4.20%, 03/29/47	200	164,785
5.00%, 01/13/37	200	195,356

Security	Par (000)	Value

Philippines (continued)
5.50%, 01/17/48	$200	$196,235
		1,398,111
Poland — 0.1%
Republic of Poland Government International Bond,
5.50%, 04/04/53 (Call 10/04/52)	300	289,498

Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	600	504,245
4.63%, 06/02/46(f)	200	175,975
4.82%, 03/14/49(f)	600	534,919
5.10%, 04/23/48(f)	700	648,943
5.75%, 01/20/42(a)	200	205,003
		2,069,085
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	200	132,037
5.13%, 06/15/48(f)	120	95,739
6.00%, 05/25/34(f)	80	77,421
6.13%, 01/22/44(b)(f)	140	128,981
7.63%, 01/17/53(f)	130	136,416
		570,594
Saudi Arabia — 0.5%
Saudi Government International Bond
3.25%, 11/17/51(f)	200	129,956
3.45%, 02/02/61(f)	200	126,683
3.75%, 01/21/55(f)	400	276,064
4.50%, 10/26/46(f)	600	487,663
4.50%, 04/22/60(f)	200	157,188
4.63%, 10/04/47(f)	400	329,211
5.00%, 04/17/49(f)	400	347,541
5.00%, 01/18/53(f)	400	342,340
5.25%, 01/16/50(f)	400	358,927
		2,555,573
Senegal — 0.0%
Senegal Government International Bond, 6.75%, 03/13/48(f)	200	140,836

South Africa — 0.1%
Republic of South Africa Government
International Bond
5.00%, 10/12/46	200	134,001
5.65%, 09/27/47	200	144,428
5.75%, 09/30/49	200	144,634
6.25%, 03/08/41	175	142,759
7.30%, 04/20/52	200	172,030
		737,852
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	137,162
Korea International Bond, 3.88%, 09/20/48	200	163,538
		300,700
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	205	210,527
Inter-American Development Bank
3.20%, 08/07/42	100	78,496
3.88%, 10/28/41	100	86,701
4.38%, 01/24/44	100	92,334
International Bank for Reconstruction & Development,
4.75%, 02/15/35	110	110,250
		578,308

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	$400	$262,559
5.75%, 05/11/47	200	141,491
6.00%, 01/14/41	300	230,655
6.63%, 02/17/45	400	318,457
6.75%, 05/30/40	200	168,419
6.88%, 03/17/36	280	247,460
8.00%, 02/14/34	195	193,409
		1,562,450
Ukraine — 0.0%
Ukraine Government International Bond
7.25%, 03/15/35(f)(h)(i)	400	94,646
7.38%, 09/25/32(f)(h)(i)	200	47,408
		142,054
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.70%, 09/02/70(f)	200	113,705
3.00%, 09/15/51(f)	200	130,134
3.13%, 09/30/49(f)	400	268,585
3.88%, 04/16/50(f)	400	308,533
4.13%, 10/11/47(f)	200	161,554
Emirate of Dubai Government International Bond, 5.25%, 01/30/43(f)	200	182,487
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	124,405
UAE International Government Bond
2.88%, 10/19/41(f)	200	141,784
3.25%, 10/19/61(f)	200	131,913
		1,563,100
Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	115	98,444
4.98%, 04/20/55	300	274,078
5.10%, 06/18/50	440	415,694
5.75%, 10/28/34 (Call 07/28/34)	100	104,723
7.63%, 03/21/36	100	119,450
		1,012,389
Total Foreign Government Obligations — 7.3%
(Cost: $44,093,908)		37,890,759

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power
District RB BAB, 4.84%, 01/01/41	150	138,896

California — 0.8%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	300	328,120
Series S-1, 7.04%, 04/01/50	50	59,133
Series S-3, 6.91%, 10/01/50	170	198,375
California State University RB, Class B, 2.72%, 11/01/52	200	124,096
City of San Francisco CA Public Utilities Commission
Water Revenue RB BAB, 6.95%, 11/01/50	100	116,116
East Bay Municipal Utility District Water System
Revenue RB BAB, Series B, 5.87%, 06/01/40	50	51,966
Foothill-Eastern Transportation Corridor Agency RB,
Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	76,724

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO BAB,
6.75%, 08/01/49	$200	$229,854
Los Angeles County Metropolitan Transportation
Authority RB BAB, Series A, 5.74%, 06/01/39	100	102,818
Los Angeles County Public Works Financing Authority
RB BAB, 7.62%, 08/01/40	50	58,772
Los Angeles Department of Water & Power, RB,
Series A, 5.72%, 07/01/39	200	203,561
Los Angeles Unified School District/CA GO BAB,
5.75%, 07/01/34	260	266,540
Regents of the University of California Medical Center
Pooled Revenue RB
Class A, 3.71%, 05/15/2120 (Call 11/15/2119)	225	141,008
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	65	41,357
Regents of the University of California Medical Center
Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	165,956
San Diego County Regional Transportation
Commission RB BAB, 5.91%, 04/01/48	125	130,275
San Diego County Water Authority RB BAB, Series B,
6.14%, 05/01/49	50	53,065
State of California, 5.20%, 03/01/43 (Call 03/01/33)	205	191,766
State of California GO, 4.60%, 04/01/38
(Call 04/01/28)	100	92,062
State of California GO BAB
7.30%, 10/01/39	400	461,199
7.50%, 04/01/34	250	293,753
7.55%, 04/01/39	250	297,556
7.60%, 11/01/40	145	175,712
University of California RB
Series AQ, 4.77%, 05/15/2115	150	124,074
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	200	127,853
University of California RB BAB, 5.77%, 05/15/43	50	51,055
		4,162,766
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB
BAB, Series B, 5.84%, 11/01/50	20	21,134

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	50	51,419
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(b)	50	44,000
		95,419
Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB,
Series C, 4.28%, 10/01/41 (Call 10/01/28)	50	43,600

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	91	98,414
Project M, Series 2010-A, 6.66%, 04/01/57	47	51,037
		149,451
Illinois — 0.2%
Chicago O'Hare International Airport RB, Series C, 4.57%, 01/01/54	250	220,459
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB, Series B, 6.90%, 12/01/40	245	266,345
Metropolitan Water Reclamation District of Greater
Chicago GOL BAB, 5.72%, 12/01/38	55	56,625

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO BAB, 6.63%, 02/01/35 BAB.	$185	$187,902
		731,331
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities &
Community Development Auth, 5.20%, 12/01/39	210	205,930

Maryland — 0.0%
Maryland Health & Higher Educational Facilities
Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	36,384
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	51,353
		87,737
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, 2.51%,
07/01/41 (Call 07/01/30)	215	152,381
Commonwealth of Massachusetts GOL BAB, Series E,
5.46%, 12/01/39	200	202,480
Commonwealth of Massachusetts Transportation Fund
Revenue RB BAB, Series A, 5.73%, 06/01/40	25	25,349
Massachusetts School Building Authority RB BAB,
Series B, 5.72%, 08/15/39	50	50,603
		430,813
Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System
Revenue RB, 3.06%, 07/01/39	100	76,899
Michigan State University RB, 4.17%, 08/15/2122
(Call 02/15/2122)	100	73,341
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(b)	200	150,852
Series B, 2.44%, 04/01/40 (Call 10/01/39)	200	140,516
		441,608
Missouri — 0.0%
Health & Educational Facilities Authority of the State of
Missouri RB, Series A, 3.23%, 05/15/50
(Call 11/15/49)	100	69,984

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F,
7.41%, 01/01/40	150	178,061
New Jersey Transportation Trust Fund Authority RB
BAB, Series B, 6.56%, 12/15/40	200	214,120
New Jersey Turnpike Authority RB BAB, Series A,
7.10%, 01/01/41	200	230,807
		622,988
New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%,
10/01/37	300	301,305
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	174,980
Series E, 6.81%, 11/15/40	100	106,799
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	250	246,499
6.01%, 06/15/42	200	210,871
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	50	49,398
5.57%, 11/01/38	50	49,787
Series C-2, 5.77%, 08/01/36	95	95,659
New York State Dormitory Authority RB BAB, Series F,
5.63%, 03/15/39	100	100,196

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB, Series M,
3.50%, 01/01/42 (Call 01/01/30)	$75	$59,713
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	55	56,043
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	191,410
5.07%, 07/15/53(b)	30	28,487
Series 168, 4.93%, 10/01/51	80	74,203
Series 174, 4.46%, 10/01/62(b)	350	295,866
Series 181, 4.96%, 08/01/46	50	46,417
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	44,885
		2,132,518
Ohio — 0.1%
American Municipal Power Inc. RB BAB
6.45%, 02/15/44	200	215,752
Series B, 8.08%, 02/15/50	50	64,410
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	64,677
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	93,896
		438,735
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	79,751
4.71%, 05/01/52	175	159,804
		239,555
Oregon — 0.0%
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	100	105,004

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A,
4.14%, 06/01/38	150	132,323

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson
County Convention Center Authority RB BAB,
Series B, 6.73%, 07/01/43	40	43,810

Texas — 0.3%
City of San Antonio Texas Electric & Gas Systems
Revenue RB BAB, 5.81%, 02/01/41	50	51,250
Dallas Area Rapid Transit RB, 2.61%, 12/01/48
(Call 12/01/31)	100	64,601
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44.	100	106,305
Dallas County Hospital District GOL BAB, Series C,
5.62%, 08/15/44	30	30,437
Dallas Fort Worth International Airport RB
4.51%, 11/01/51 (Call 11/01/32)	200	172,293
Series C, Class C, 2.92%, 11/01/50	100	67,845
Dallas Independent School District GO BAB, Series C,
6.45%, 02/15/35 (Call 02/15/24) (PSF)	40	40,025
Grand Parkway Transportation Corp. RB, 3.24%,
10/01/52 (Call 04/01/30)	150	104,136
North Texas Tollway Authority RB BAB, Series B,
6.72%, 01/01/49	70	81,162
State of Texas GO BAB
5.52%, 04/01/39	250	254,319
Series A, 4.68%, 04/01/40	100	93,364

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	$205	$204,345
5.17%, 04/01/41	200	195,124
Texas Private Activity Bond Surface Transportation
Corp. RB, Series B, 3.92%, 12/31/49	100	76,853
Texas Transportation Commission GO, 2.47%,
10/01/44 (Call 10/01/30)	50	32,878
University of Texas System (The) RB BAB, Series C,
4.79%, 08/15/46	150	143,126
		1,718,063
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	270	154,157
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	34,164
		188,321
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	48,701

Total Municipal Debt Obligations — 2.3%
(Cost: $14,192,851)		12,248,687

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association, Series
2019-M4, Class A2, 3.61%, 02/25/31	288	263,139
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K-1514, Class A2, 2.86%,
10/25/34 (Call 10/25/34)	500	402,193
		665,332
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks, 5.50%, 07/15/36	290	310,916
Tennessee Valley Authority
3.50%, 12/15/42	50	39,577
4.65%, 06/15/35	75	73,053
5.25%, 09/15/39	65	65,528
5.38%, 04/01/56(b)	500	505,812
5.88%, 04/01/36 (Call 04/01/24)	200	217,316
Series B, 4.70%, 07/15/33	40	39,878
		1,252,080
U.S. Government Obligations — 39.8%
U.S. Treasury Note/Bond
1.13%, 05/15/40	4,330	2,566,878
1.13%, 08/15/40	6,730	3,954,927
1.25%, 05/15/50	3,600	1,767,937
1.38%, 11/15/40	6,800	4,165,000
1.38%, 08/15/50	3,890	1,977,214
1.63%, 11/15/50	4,670	2,544,420
1.75%, 08/15/41	5,150	3,313,703
1.88%, 02/15/41	5,510	3,669,316
1.88%, 02/15/51	6,100	3,548,484
1.88%, 11/15/51	4,240	2,456,550
2.00%, 11/15/41	5,300	3,551,828
2.00%, 02/15/50	3,050	1,844,297
2.00%, 08/15/51	5,400	3,235,781
2.25%, 05/15/41	3,350	2,369,078
2.25%, 08/15/46	1,922	1,261,012
2.25%, 08/15/49	2,700	1,736,437
2.25%, 02/15/52	4,950	3,154,078
2.38%, 02/15/42	4,790	3,412,127

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 11/15/49	$2,160	$1,428,638
2.38%, 05/15/51	6,400	4,205,000
2.50%, 02/15/45	2,130	1,494,328
2.50%, 02/15/46	895	620,766
2.50%, 05/15/46	1,750	1,210,781
2.75%, 08/15/42	1,450	1,096,109
2.75%, 11/15/42	4,355	3,279,859
2.75%, 08/15/47	7,400	5,332,625
2.75%, 11/15/47	7,800	5,617,219
2.88%, 05/15/43	3,150	2,407,781
2.88%, 08/15/45	500	373,984
2.88%, 11/15/46	850	630,461
2.88%, 05/15/49	2,600	1,912,625
2.88%, 05/15/52	6,500	4,777,500
3.00%, 05/15/42	1,000	788,906
3.00%, 11/15/45	500	381,641
3.00%, 02/15/47	1,300	984,750
3.00%, 05/15/47	6,300	4,767,328
3.00%, 02/15/48	11,750	8,865,742
3.00%, 08/15/48	5,840	4,402,812
3.00%, 02/15/49	2,755	2,077,012
3.00%, 08/15/52	7,650	5,774,555
3.13%, 11/15/41	600	486,188
3.13%, 02/15/42	3,100	2,502,766
3.13%, 02/15/43	7,200	5,740,875
3.13%, 08/15/44	1,050	826,875
3.13%, 05/15/48	5,735	4,428,495
3.25%, 05/15/42	3,690	3,021,764
3.38%, 08/15/42	4,840	4,027,787
3.38%, 05/15/44	1,450	1,191,945
3.38%, 11/15/48	4,260	3,442,612
3.50%, 02/15/39	1,060	938,100
3.63%, 08/15/43	1,450	1,245,188
3.63%, 02/15/53	10,569	9,023,284
3.63%, 05/15/53	6,600	5,637,844
3.75%, 11/15/43	2,300	2,008,187
3.88%, 08/15/40	650	591,602
3.88%, 02/15/43	6,575	5,866,133
3.88%, 05/15/43	5,730	5,107,758
4.00%, 11/15/42	6,900	6,274,687
4.00%, 11/15/52	10,340	9,459,484
4.13%, 08/15/53	7,100	6,646,266
4.25%, 05/15/39	1,300	1,253,891
4.38%, 02/15/38	1,200	1,189,125
4.38%, 11/15/39	1,630	1,588,741
4.38%, 05/15/40	1,095	1,063,690
4.38%, 05/15/41	1,200	1,158,938
4.38%, 08/15/43	4,400	4,208,875
4.50%, 02/15/36	10	10,163
4.50%, 05/15/38	1,160	1,160,544
4.63%, 02/15/40	1,000	1,002,500
4.75%, 02/15/37	200	207,688
4.75%, 11/15/43	200	201,594
4.75%, 11/15/53	1,800	1,872,000
5.00%, 05/15/37	1,050	1,113,492
		207,458,570
Total U.S. Government & Agency Obligations — 40.2%
(Cost: $263,812,183)		209,375,982

Total Long-Term Investments — 98.4%
(Cost: $618,503,325)		512,774,585

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(j)(k)(l)	8,560,144	$8,560,144

Total Short-Term Securities — 1.6%
(Cost: $8,560,144)		8,560,144

Total Investments — 100.0%
(Cost: $627,063,469)		521,334,729

Liabilities in Excess of Other Assets — (0.0)%		(240,928)

Net Assets — 100.0%		$521,093,801

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Non-income producing security.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,400,248	$2,159,896	(a)	$—	$—	$—	$8,560,144	8,560,144	$111,568	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$253,259,157	$—	$253,259,157
Foreign Government Obligations	—	37,890,759	—	37,890,759
Municipal Debt Obligations	—	12,248,687	—	12,248,687
U.S. Government & Agency Obligations	—	209,375,982	—	209,375,982
Short-Term Securities
Money Market Funds	8,560,144	—	—	8,560,144
	$8,560,144	$512,774,585	$—	$521,334,729

Portfolio Abbreviation

BAB	Build America Bond	PSF	Permanent School Fund
CMT	Constant Maturity Treasury	RB	Revenue Bond
GO	General Obligation	REIT	Real Estate Investment Trust
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company